UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Diversified Income Fund

SEMIANNUAL REPORT

August 31, 2011

DIF-SEM

MFS® DIVERSIFIED INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Simon Property Group, Inc., REIT	2.2%
U.S. Treasury Note, 1.375%, 2012	2.1%
Public Storage REIT	1.3%
U.S. Treasury Note, 1.375%, 2012	1.3%
U.S. Treasury Note, 2.125%, 2015	1.3%
Fannie Mae, 5.5%, 30 Years	1.3%
Chevron Corp.	0.9%
Equity Residential REIT	0.9%
Vornado Realty Trust, REIT	0.8%
Boston Properties Inc. REIT	0.8%

Fixed income sectors (i)
High Yield Corporates	22.1%
Emerging Markets Bonds	13.8%
U.S. Treasury Securities	8.0%
Mortgage-Backed Securities	7.2%
High Grade Corporates	1.2%
U.S. Government Agencies	0.8%
Non-U.S. Government Bonds	0.3%
Commercial Mortgage-Backed Securities	0.2%
Municipal Bonds	0.1%
Floating Rate Loans	0.1%
Collateralized Debt Obligations (o)	0.0%

Equity sectors (i)
Financial Services	24.1%
Utilities & Communications	2.9%
Health Care	2.3%
Energy	2.2%
Industrial Goods & Services	1.3%
Consumer Staples	1.2%
Basic Materials	1.1%
Leisure	1.0%
Retailing	1.0%
Technology	1.0%
Autos & Housing	0.8%
Transportation	0.2%

Composition including fixed income credit quality (a)(i)
AAA	0.2%
AA (o)	0.0%
A	0.7%
BBB	7.9%
BB	12.0%
B	12.9%
CCC	3.6%
CC	0.2%
C (o)	0.0%
D	0.1%
U.S. Government	8.1%
Federal Agencies	8.0%
Not Rated	0.1%
Non-Fixed Income	39.1%
Cash & Other	7.1%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 8/31/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2011 through August 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/11	Ending Account Value 8/31/11	Expenses Paid During Period (p) 3/01/11-8/31/11
A	Actual	1.07%	$1,000.00	$991.44	$5.36
	Hypothetical (h)	1.07%	$1,000.00	$1,019.76	$5.43
C	Actual	1.82%	$1,000.00	$987.72	$9.09
	Hypothetical (h)	1.82%	$1,000.00	$1,015.99	$9.22
I	Actual	0.82%	$1,000.00	$992.68	$4.11
	Hypothetical (h)	0.82%	$1,000.00	$1,021.01	$4.17
R1	Actual	1.82%	$1,000.00	$987.72	$9.09
	Hypothetical (h)	1.82%	$1,000.00	$1,015.99	$9.22
R2	Actual	1.32%	$1,000.00	$990.18	$6.60
	Hypothetical (h)	1.32%	$1,000.00	$1,018.50	$6.70
R3	Actual	1.07%	$1,000.00	$991.44	$5.36
	Hypothetical (h)	1.07%	$1,000.00	$1,019.76	$5.43
R4	Actual	0.82%	$1,000.00	$992.67	$4.11
	Hypothetical (h)	0.82%	$1,000.00	$1,021.01	$4.17

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

8/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 53.0%
Issuer	Shares/Par		Value ($)

Aerospace - 0.6%
BE Aerospace, Inc., 8.5%, 2018		$635,000	$682,625
Bombardier, Inc., 7.5%, 2018 (n)		980,000	1,065,750
Bombardier, Inc., 7.75%, 2020 (n)		180,000	196,650
CPI International, Inc., 8%, 2018		415,000	373,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		425,000	189,125
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	365,000	408,972
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$670,000	629,800

			$3,546,422
Agency - Other - 0.6%
Financing Corp., 9.4%, 2018		$965,000	$1,389,020
Financing Corp., 10.35%, 2018		715,000	1,096,177
Financing Corp., STRIPS, 0%, 2017		860,000	771,249

			$3,256,446
Airlines - 0.0%
Tam Capital 3, Inc., 8.375%, 2021 (n)		$234,000	$232,830

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016		$30,000	$32,100
Hanesbrands, Inc., 6.375%, 2020		235,000	232,063
Phillips-Van Heusen Corp., 7.375%, 2020		765,000	801,338

			$1,065,501
Asset-Backed & Securitized - 0.2%
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		$198,555	$95,067
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		100,000	103,888
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		199,556	212,135
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		178,315	169,400
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049		124,877	132,016
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.185%, 2051		105,201	111,751
Wachovia Bank Commercial Mortgage Trust, FRN, 5.938%, 2047		116,771	46,328

			$870,585

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 0.8%
Accuride Corp., 9.5%, 2018	$555,000	$559,163
Allison Transmission, Inc., 7.125%, 2019 (n)	500,000	463,750
Automotores Gildemeister S.A., 8.25%, 2021 (n)	115,000	116,725
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (z)	210,000	181,650
Ford Motor Credit Co. LLC, 8%, 2014	690,000	746,164
Ford Motor Credit Co. LLC, 12%, 2015	1,325,000	1,599,349
General Motors Financial Co., Inc., 6.75%, 2018 (n)	520,000	517,400
Jaguar Land Rover PLC, 8.125%, 2021 (n)	520,000	487,500

		$4,671,701
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$435,000	$467,625

Broadcasting - 1.4%
Allbritton Communications Co., 8%, 2018	$400,000	$389,000
AMC Networks, Inc., 7.75%, 2021 (n)	274,000	283,590
Citadel Broadcasting Corp., 7.75%, 2018 (n)	35,000	37,713
Clear Channel Communications, Inc., 9%, 2021	436,000	350,980
EH Holding Corp., 7.625%, 2021 (n)	460,000	457,700
Gray Television, Inc., 10.5%, 2015	70,000	67,550
Inmarsat Finance PLC, 7.375%, 2017 (n)	460,000	478,400
Intelsat Bermuda Ltd., 11.25%, 2017	360,000	349,200
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,430,000	1,483,625
Intelsat Jackson Holdings Ltd., 11.25%, 2016	115,000	120,175
Lamar Media Corp., 6.625%, 2015	250,000	248,750
LBI Media, Inc., 8.5%, 2017 (z)	125,000	89,063
Liberty Media Corp., 8.5%, 2029	290,000	284,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	413,826	381,754
Newport Television LLC, 13%, 2017 (n)(p)	85,301	79,730
Nexstar Broadcasting Group, Inc., 8.875%, 2017	185,000	189,625
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	395,000	420,675
Sinclair Broadcast Group, Inc., 8.375%, 2018	30,000	30,075
SIRIUS XM Radio, Inc., 13%, 2013 (n)	150,000	168,375
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	405,000	439,425
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	750,000	766,875
Univision Communications, Inc., 6.875%, 2019 (n)	555,000	513,375
Univision Communications, Inc., 7.875%, 2020 (n)	95,000	91,200
Univision Communications, Inc., 8.5%, 2021 (z)	115,000	98,325

		$7,819,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 7.875%, 2015		$135,000	$132,975
E*TRADE Financial Corp., 12.5%, 2017		1,185,000	1,362,750

			$1,495,725
Building - 0.8%
Associated Materials LLC, 9.125%, 2017		$100,000	$88,000
Building Materials Holding Corp., 6.875%, 2018 (n)		150,000	147,000
Building Materials Holding Corp., 7%, 2020 (n)		60,000	60,000
Building Materials Holding Corp., 6.75%, 2021 (n)		645,000	617,588
CEMEX Finance LLC, 9.5%, 2016 (n)		435,000	383,888
CEMEX S.A.B. de C.V., 9%, 2018 (n)		1,064,000	877,800
CEMEX S.A.B. de C.V., FRN, 5.246%, 2015 (n)		1,155,000	900,900
Nortek, Inc., 10%, 2018 (n)		65,000	62,075
Nortek, Inc., 8.5%, 2021 (n)		545,000	465,975
Odebrecht Finance Ltd., 6%, 2023 (n)		204,000	202,980
Owens Corning, 9%, 2019		730,000	858,420

			$4,664,626
Business Services - 0.3%
Ceridian Corp., 12.25%, 2015 (p)		$225,000	$208,125
iGate Corp., 9%, 2016 (z)		300,000	283,500
Interactive Data Corp., 10.25%, 2018		505,000	535,300
Iron Mountain, Inc., 8.375%, 2021		315,000	326,025
SunGard Data Systems, Inc., 10.25%, 2015		357,000	364,140
SunGard Data Systems, Inc., 7.375%, 2018		95,000	90,488

			$1,807,578
Cable TV - 1.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$55,000	$55,550
Cablevision Systems Corp., 8.625%, 2017		365,000	386,900
CCH II LLC, 13.5%, 2016		775,000	895,125
CCO Holdings LLC, 7.875%, 2018		705,000	733,200
CCO Holdings LLC, 8.125%, 2020		230,000	243,225
Cequel Communications Holdings, 8.625%, 2017 (n)		305,000	317,200
CSC Holdings LLC, 8.5%, 2014		625,000	676,563
Insight Communications Co., Inc., 9.375%, 2018 (n)		265,000	302,763
Mediacom LLC, 9.125%, 2019		275,000	277,750
Myriad International Holdings B.V., 6.375%, 2017 (n)		1,320,000	1,419,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	130,003
UPCB Finance III Ltd., 6.625%, 2020 (n)		$470,000	462,950
Videotron LTEE, 6.875%, 2014		66,000	66,495
Virgin Media Finance PLC, 9.5%, 2016		400,000	441,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Virgin Media Finance PLC, 8.375%, 2019		$100,000	$107,750
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	190,000	267,476

			$6,782,950
Chemicals - 1.1%
Celanese U.S. Holdings LLC, 6.625%, 2018		$820,000	$869,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		425,000	397,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		55,000	47,988
Huntsman International LLC, 8.625%, 2021		635,000	662,781
Lyondell Chemical Co., 8%, 2017 (n)		92,000	101,890
Lyondell Chemical Co., 11%, 2018		1,820,286	2,031,894
Momentive Performance Materials, Inc., 12.5%, 2014		209,000	221,018
Momentive Performance Materials, Inc., 11.5%, 2016		514,000	508,860
Polypore International, Inc., 7.5%, 2017		530,000	524,700
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		859,000	905,973
Solutia, Inc., 7.875%, 2020		265,000	282,225

			$6,553,904
Computer Software - 0.2%
Lawson Software, Inc., 11.5%, 2018 (z)		$455,000	$416,325
Syniverse Holdings, Inc., 9.125%, 2019 (n)		515,000	515,000

			$931,325
Computer Software - Systems - 0.2%
Audatex North America, Inc., 6.75%, 2018 (z)		$220,000	$216,150
CDW LLC, 8.5%, 2019 (z)		450,000	417,375
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		590,000	622,450
Eagle Parent, Inc., 8.625%, 2019 (n)		185,000	170,200

			$1,426,175
Conglomerates - 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)		$305,000	$315,675
Dynacast International LLC, 9.25%, 2019 (z)		375,000	357,188
Griffon Corp., 7.125%, 2018		340,000	321,300
Pinafore LLC, 9%, 2018 (n)		1,170,000	1,240,200

			$2,234,363
Consumer Products - 0.4%
Easton-Bell Sports, Inc., 9.75%, 2016		$245,000	$260,925
Elizabeth Arden, Inc., 7.375%, 2021		160,000	158,800
Jarden Corp., 7.5%, 2020		870,000	896,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Libbey Glass, Inc., 10%, 2015	$319,000	$341,330
Visant Corp., 10%, 2017	515,000	502,125

		$2,159,280
Consumer Services - 0.2%
Realogy Corp., 11.5%, 2017	$405,000	$321,975
Service Corp. International, 6.75%, 2015	60,000	63,000
Service Corp. International, 7%, 2017	625,000	653,125
Service Corp. International, 7%, 2019	325,000	332,262

		$1,370,362
Containers - 0.4%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$315,000	$319,725
Greif, Inc., 6.75%, 2017	220,000	223,850
Greif, Inc., 7.75%, 2019	220,000	233,750
Owens-Illinois, Inc., 7.375%, 2016	440,000	459,800
Packaging Dynamics Corp., 8.75%, 2016 (z)	95,000	95,238
Reynolds Group, 8.75%, 2016 (n)	190,000	194,275
Reynolds Group, 7.125%, 2019 (n)	520,000	492,700

		$2,019,338
Defense Electronics - 0.1%
ManTech International Corp., 7.25%, 2018	$400,000	$401,000

Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$165,000	$140,250
CommScope, Inc., 8.25%, 2019 (z)	190,000	188,100

		$328,350
Electronics - 0.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$225,000	$236,813
Freescale Semiconductor, Inc., 8.05%, 2020	570,000	544,350
Sensata Technologies B.V., 6.5%, 2019 (n)	520,000	500,500

		$1,281,663
Emerging Market Quasi-Sovereign - 4.1%
Banco do Brasil S.A., 5.875%, 2022 (n)	$2,728,000	$2,734,820
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,236,000	1,236,000
Banco Nacional de Desenvolvimento Economico e Social, 6.5%, 2019	509,000	581,533
Biz Finance PLC, 8.375%, 2015	1,153,000	1,153,000
BNDES Participacoes S.A., 6.5%, 2019 (n)	248,000	283,340
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	540,000	547,084
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	205,000	220,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$349,000	$351,143
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,619,000	1,667,570
Ecopetrol S.A., 7.625%, 2019	201,000	244,718
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	786,000	823,035
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	879,060
Gaz Capital S.A., 9.25%, 2019	535,000	682,125
Majapahit Holding B.V., 7.75%, 2020	454,000	553,880
Naftogaz Ukraine, 9.5%, 2014	753,000	804,769
Novatek Finance Ltd., 6.604%, 2021 (n)	998,000	1,045,405
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	2,703,000	2,658,671
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	387,917
Pertamina PT, 5.25%, 2021 (n)	214,000	222,560
Petrobras International Finance Co., 7.875%, 2019	566,000	688,256
Petrobras International Finance Co., 5.375%, 2021	1,843,000	1,973,853
Petroleos Mexicanos, 8%, 2019	160,000	201,840
Petroleos Mexicanos, 6%, 2020	223,000	252,882
Petroleos Mexicanos, 5.5%, 2021	553,000	601,941
Petroleos Mexicanos, 5.5%, 2021 (n)	166,000	180,691
Petroleos Mexicanos, 6.5%, 2041 (n)	150,000	161,577
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	423,612	463,855
Transnet Ltd., 4.5%, 2016 (n)	202,000	210,934
VEB Finance Ltd., 6.902%, 2020 (n)	1,162,000	1,256,354
VTB Capital S.A., 6.465%, 2015 (n)	179,000	187,055

		$23,256,822
Emerging Market Sovereign - 3.5%
Dominican Republic, 7.5%, 2021 (n)	$723,000	$739,629
Republic of Argentina, 8.75%, 2017	1,146,000	1,146,000
Republic of Colombia, 7.375%, 2019	233,000	296,493
Republic of Indonesia, 4.875%, 2021 (n)	2,623,000	2,790,216
Republic of Indonesia, 8.5%, 2035	193,000	275,990
Republic of Panama, 8.875%, 2027	427,000	629,825
Republic of Peru, 7.35%, 2025	787,000	1,027,035
Republic of Philippines, 5.5%, 2026	1,293,000	1,409,370
Republic of Philippines, 7.75%, 2031	389,000	519,315
Republic of Philippines, 6.375%, 2034	665,000	786,363
Republic of Poland, 5.125%, 2021	432,000	449,280
Republic of South Africa, 5.5%, 2020	1,035,000	1,179,383
Republic of South Africa, 6.25%, 2041	655,000	769,625
Republic of Sri Lanka, 6.25%, 2021 (n)	208,000	207,519
Republic of Turkey, 5.625%, 2021	1,594,000	1,703,189
Republic of Uruguay, 8%, 2022	426,000	563,385

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Uruguay, 7.625%, 2036	$304,000	$401,280
Republic of Venezuela, 12.75%, 2022	543,000	470,510
Republic of Venezuela, 9.25%, 2027	1,659,000	1,169,595
Republic of Venezuela, 7%, 2038	921,000	515,760
Republic of Vietnam, 6.875%, 2016	994,000	1,047,838
Russian Federation, 7.5%, 2030	1,410,815	1,688,746
United Mexican States, 5.625%, 2017	306,000	351,900
United Mexican States, 5.75%, 2110	82,000	81,426

		$20,219,672
Energy - Independent - 2.5%
ATP Oil & Gas Corp., 11.875%, 2015	$280,000	$244,300
Bill Barrett Corp., 9.875%, 2016	305,000	334,738
Carrizo Oil & Gas, Inc., 8.625%, 2018	680,000	693,600
Chaparral Energy, Inc., 8.875%, 2017	385,000	385,000
Concho Resources, Inc., 8.625%, 2017	170,000	181,900
Concho Resources, Inc., 6.5%, 2022	430,000	432,150
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	215,000	174,150
Continental Resources, Inc., 8.25%, 2019	295,000	317,125
Denbury Resources, Inc., 8.25%, 2020	570,000	600,638
Energy XXI Gulf Coast, Inc., 9.25%, 2017	380,000	389,500
EXCO Resources, Inc., 7.5%, 2018	790,000	742,600
Harvest Operations Corp., 6.875%, 2017 (n)	520,000	525,200
LINN Energy LLC, 6.5%, 2019 (n)	145,000	138,475
LINN Energy LLC, 8.625%, 2020	375,000	401,250
LINN Energy LLC, 7.75%, 2021 (n)	385,000	392,700
Newfield Exploration Co., 6.625%, 2016	590,000	604,750
Newfield Exploration Co., 6.875%, 2020	490,000	507,150
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,993,000	1,997,983
OPTI Canada, Inc., 9.75%, 2013 (n)	165,000	167,063
OPTI Canada, Inc., 8.25%, 2014 (d)	755,000	477,538
Pioneer Natural Resources Co., 6.875%, 2018	280,000	303,287
Pioneer Natural Resources Co., 7.5%, 2020	850,000	952,326
Plains Exploration & Production Co., 7%, 2017	400,000	404,000
QEP Resources, Inc., 6.875%, 2021	590,000	619,500
Quicksilver Resources, Inc., 9.125%, 2019	240,000	246,000
Range Resources Corp., 8%, 2019	420,000	456,750
SandRidge Energy, Inc., 8%, 2018 (n)	985,000	975,150
Whiting Petroleum Corp., 6.5%, 2018	390,000	390,000

		$14,054,823

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 0.3%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,259,000	$1,425,818
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	386,000	431,162

		$1,856,980
Engineering - Construction - 0.0%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$280,000	$260,400

Entertainment - 0.2%
AMC Entertainment, Inc., 8.75%, 2019	$530,000	$533,975
AMC Entertainment, Inc., 9.75%, 2020	245,000	236,425
Cinemark USA, Inc., 8.625%, 2019	110,000	115,500

		$885,900
Financial Institutions - 1.5%
CIT Group, Inc., 5.25%, 2014 (n)	$425,000	$411,188
CIT Group, Inc., 7%, 2016	1,045,000	1,039,775
CIT Group, Inc., 7%, 2017	2,160,000	2,133,000
CIT Group, Inc., 6.625%, 2018 (n)	364,000	364,000
Credit Acceptance Corp., 9.125%, 2017 (z)	210,000	212,100
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	144,000	142,560
International Lease Finance Corp., 8.75%, 2017	610,000	626,775
International Lease Finance Corp., 7.125%, 2018 (n)	637,000	643,370
International Lease Finance Corp., 8.25%, 2020	55,000	55,963
Nationstar Mortgage LLC, 10.875%, 2015 (n)	685,000	685,000
SLM Corp., 8.45%, 2018	135,000	142,936
SLM Corp., 8%, 2020	1,690,000	1,736,527
Springleaf Finance Corp., 6.9%, 2017	535,000	452,075

		$8,645,269
Food & Beverages - 0.3%
ARAMARK Corp., 8.5%, 2015	$160,000	$165,200
B&G Foods, Inc., 7.625%, 2018	560,000	588,000
Pinnacle Foods Finance LLC, 9.25%, 2015	305,000	310,338
Pinnacle Foods Finance LLC, 10.625%, 2017	355,000	367,425
Pinnacle Foods Finance LLC, 8.25%, 2017	85,000	86,275
Sigma Alimentos S.A., 5.625%, 2018 (n)	190,000	193,800
TreeHouse Foods, Inc., 7.75%, 2018	175,000	183,094

		$1,894,132
Forest & Paper Products - 0.7%
Boise, Inc., 8%, 2020	$235,000	$240,288
Cascades, Inc., 7.75%, 2017	350,000	339,500
Fibria Overseas Finance, 6.75%, 2021 (n)	1,051,000	1,051,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Georgia-Pacific Corp., 8%, 2024		$565,000	$666,916
Georgia-Pacific Corp., 7.25%, 2028		45,000	49,510
Graphic Packaging Holding Co., 7.875%, 2018		630,000	661,500
Inversiones CMPC S.A., 4.75%, 2018 (n)		525,000	536,460
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	225,000	308,668
Tembec Industries, Inc., 11.25%, 2018		$165,000	162,525

			$4,016,367
Gaming & Lodging - 1.2%
American Casinos, Inc., 7.5%, 2021 (n)		$920,000	$917,700
Boyd Gaming Corp., 7.125%, 2016		285,000	237,975
Firekeepers Development Authority, 13.875%, 2015 (n)		180,000	205,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		505,000	258
GWR Operating Partnership LLP, 10.875%, 2017		145,000	151,163
Harrah’s Operating Co., Inc., 11.25%, 2017		865,000	932,038
Harrah’s Operating Co., Inc., 10%, 2018		182,000	142,870
Host Hotels & Resorts, Inc., 6.75%, 2016		560,000	572,600
MGM Mirage, 10.375%, 2014		35,000	38,413
MGM Resorts International, 11.375%, 2018		650,000	703,625
MGM Resorts International, 9%, 2020		430,000	459,025
Penn National Gaming, Inc., 8.75%, 2019		628,000	667,250
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		280,000	277,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		315,000	341,775
Station Casinos, Inc., 6.5%, 2014 (d)		440,000	44
Station Casinos, Inc., 6.875%, 2016 (d)		475,000	48
Wyndham Worldwide Corp., 6%, 2016		100,000	105,712
Wyndham Worldwide Corp., 7.375%, 2020		560,000	621,619
Wynn Las Vegas LLC, 7.75%, 2020		390,000	426,075

			$6,800,590
Industrial - 0.2%
Altra Holdings, Inc., 8.125%, 2016		$230,000	$237,763
Dematic S.A., 8.75%, 2016 (z)		285,000	272,175
Hillman Group, Inc., 10.875%, 2018 (z)		170,000	171,700
Hyva Global B.V., 8.625%, 2016 (n)		200,000	187,000
Mueller Water Products, Inc., 7.375%, 2017		55,000	48,400
Mueller Water Products, Inc., 8.75%, 2020		263,000	269,575

			$1,186,613
Insurance - 0.2%
ING Capital Funding Trust III, FRN, 3.846%, 2049		$340,000	$292,548
ING Groep N.V., 5.775% to 2015, FRN to 2049		790,000	663,600
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		300,000	354,000

			$1,310,148

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$700,000	$861,000
USI Holdings Corp., 9.75%, 2015 (z)	205,000	193,725
XL Group PLC, 6.5% to 2017, FRN to 2049	720,000	635,400

		$1,690,125
International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$1,933,000	$1,907,881

Local Authorities - 0.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$115,000	$128,133
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	16,536
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	65,110

		$209,779
Machinery & Tools - 0.4%
Case Corp., 7.25%, 2016	$85,000	$90,525
Case New Holland, Inc., 7.875%, 2017	1,105,000	1,196,163
RSC Equipment Rental, Inc., 8.25%, 2021	830,000	773,975

		$2,060,663
Major Banks - 0.1%
Bank of America Corp., 8% to 2018, FRN to 2049	$246,000	$232,593
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	100,000	77,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	580,000	435,000

		$744,593
Medical & Health Technology & Services - 1.2%
Biomet, Inc., 10%, 2017	$185,000	$193,788
Biomet, Inc., 10.375%, 2017 (p)	110,000	116,050
Biomet, Inc., 11.625%, 2017	265,000	283,550
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	115,000	107,238
Davita, Inc., 6.375%, 2018	785,000	771,263
Davita, Inc., 6.625%, 2020	85,000	83,300
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	195,125
HCA, Inc., 8.5%, 2019	1,260,000	1,373,400
HealthSouth Corp., 8.125%, 2020	810,000	821,138
Teleflex, Inc., 6.875%, 2019	365,000	362,263
United Surgical Partners International, Inc., 8.875%, 2017	345,000	355,350
United Surgical Partners International, Inc., 9.25%, 2017 (p)	120,000	123,600
Universal Health Services, Inc., 7%, 2018	265,000	262,350
Universal Hospital Services, Inc., 8.5%, 2015 (p)	275,000	272,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Universal Hospital Services, Inc., FRN, 3.778%, 2015	$65,000	$56,550
Vanguard Health Systems, Inc., 8%, 2018	965,000	919,163
VWR Funding, Inc., 10.25%, 2015 (p)	312,219	315,341

		$6,612,407
Metals & Mining - 1.2%
Arch Coal, Inc., 7%, 2019 (n)	$845,000	$832,325
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	1,098,000	1,207,800
Cloud Peak Energy, Inc., 8.25%, 2017	755,000	777,650
Cloud Peak Energy, Inc., 8.5%, 2019	405,000	414,113
Consol Energy, Inc., 8%, 2017	320,000	340,400
Consol Energy, Inc., 8.25%, 2020	70,000	75,250
Gold Fields Ltd., 4.875%, 2020 (n)	1,093,000	1,042,526
Novelis, Inc., 8.375%, 2017	255,000	263,288
Novelis, Inc., 8.75%, 2020	60,000	63,150
Southern Copper Corp., 6.75%, 2040	1,127,000	1,190,184
Vale Overseas Ltd., 5.625%, 2019	118,000	129,691
Vale Overseas Ltd., 4.625%, 2020	103,000	105,249
Vale Overseas Ltd., 6.875%, 2039	273,000	312,504

		$6,754,130
Mortgage-Backed - 7.2%
Fannie Mae, 5.503%, 2011	$39,000	$38,984
Fannie Mae, 4.325%, 2013	142,117	147,555
Fannie Mae, 4.35%, 2013	173,282	181,350
Fannie Mae, 4.374%, 2013	123,333	128,812
Fannie Mae, 4.518%, 2013	104,933	108,583
Fannie Mae, 5.159%, 2013	48,569	51,705
Fannie Mae, 5.37%, 2013	92,435	95,640
Fannie Mae, 4.562%, 2014	75,061	80,312
Fannie Mae, 4.609%, 2014	120,998	129,353
Fannie Mae, 4.778%, 2014	172,987	183,743
Fannie Mae, 4.88%, 2014	97,736	105,928
Fannie Mae, 4.935%, 2014	158,321	168,947
Fannie Mae, 5.1%, 2014 - 2019	334,244	366,865
Fannie Mae, 4.56%, 2015	71,952	78,118
Fannie Mae, 4.563%, 2015	267,560	288,070
Fannie Mae, 4.6%, 2015	27,150	29,692
Fannie Mae, 4.69%, 2015	189,630	206,190
Fannie Mae, 4.7%, 2015	141,971	155,238
Fannie Mae, 4.78%, 2015	80,544	88,470
Fannie Mae, 4.79%, 2015	121,991	134,027
Fannie Mae, 4.81%, 2015	181,491	199,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.815%, 2015	$108,220	$118,639
Fannie Mae, 4.85%, 2015	175,095	190,949
Fannie Mae, 4.856%, 2015	63,465	69,586
Fannie Mae, 4.86%, 2015	155,723	169,454
Fannie Mae, 4.893%, 2015	258,476	285,824
Fannie Mae, 5.034%, 2015	126,408	139,565
Fannie Mae, 5.275%, 2015	128,798	142,453
Fannie Mae, 5.465%, 2015	481,040	536,508
Fannie Mae, 5.5%, 2015 - 2040	7,441,990	8,166,694
Fannie Mae, 4.5%, 2016 - 2041	2,563,279	2,726,935
Fannie Mae, 5.09%, 2016	64,573	71,792
Fannie Mae, 5.152%, 2016	303,841	343,029
Fannie Mae, 5.272%, 2016	317,492	358,853
Fannie Mae, 5.35%, 2016	100,418	112,557
Fannie Mae, 5.395%, 2016	106,608	119,382
Fannie Mae, 5.424%, 2016	122,663	137,383
Fannie Mae, 5.45%, 2016	110,000	123,272
Fannie Mae, 5.724%, 2016	230,585	256,917
Fannie Mae, 5.845%, 2016	45,924	50,325
Fannie Mae, 5.93%, 2016	113,658	127,099
Fannie Mae, 2.71%, 2017	58,230	59,580
Fannie Mae, 3.309%, 2017	446,763	470,919
Fannie Mae, 5.05%, 2017 - 2019	122,343	136,930
Fannie Mae, 5.487%, 2017	245,470	280,818
Fannie Mae, 5.506%, 2017	67,223	76,758
Fannie Mae, 6%, 2017 - 2038	2,532,166	2,812,551
Fannie Mae, 6.5%, 2017 - 2037	865,527	978,887
Fannie Mae, 3.8%, 2018	91,380	98,213
Fannie Mae, 3.91%, 2018	119,361	128,863
Fannie Mae, 3.99%, 2018	150,000	162,367
Fannie Mae, 4%, 2018	119,407	129,516
Fannie Mae, 4.19%, 2018	109,479	119,777
Fannie Mae, 5.16%, 2018	218,189	244,120
Fannie Mae, 5.34%, 2018	378,916	433,939
Fannie Mae, 4.67%, 2019	28,000	31,139
Fannie Mae, 4.83%, 2019	73,199	81,925
Fannie Mae, 4.876%, 2019	114,923	128,471
Fannie Mae, 5%, 2019 - 2041	3,965,292	4,287,105
Fannie Mae, 5.08%, 2019	24,282	27,345
Fannie Mae, 5.51%, 2019	116,899	131,880
Fannie Mae, 3.87%, 2020	72,030	76,422

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.14%, 2020	$43,469	$46,881
Fannie Mae, 5.19%, 2020	113,259	126,806
Fannie Mae, 4.5%, 2025	166,315	177,488
Freddie Mac, 5%, 2017 - 2040	1,350,052	1,452,237
Freddie Mac, 6%, 2017 - 2038	1,477,678	1,649,714
Freddie Mac, 3.154%, 2018	478,000	496,929
Freddie Mac, 4.186%, 2019	146,000	160,213
Freddie Mac, 5.085%, 2019	162,000	182,594
Freddie Mac, 2.757%, 2020	294,154	304,055
Freddie Mac, 3.32%, 2020	265,306	280,858
Freddie Mac, 4.224%, 2020	99,963	108,765
Freddie Mac, 4.251%, 2020	230,000	250,913
Freddie Mac, 4.5%, 2024 - 2028	330,147	344,961
Freddie Mac, 5.5%, 2024 - 2038	1,747,693	1,921,503
Freddie Mac, 4%, 2025	1,197,232	1,260,448
Freddie Mac, 6.5%, 2037 - 2038	238,333	269,313
Freddie Mac, 3.882%, 2017	335,000	363,395
Ginnie Mae, 5.5%, 2033 - 2040	1,121,149	1,255,934
Ginnie Mae, 4.5%, 2039 - 2040	1,160,916	1,260,800
Ginnie Mae, 5.612%, 2058	319,057	340,342
Ginnie Mae, 6.357%, 2058	257,004	277,464
Ginnie Mae, TBA, 4.5%, 2041	400,000	432,750

		$41,076,151
Municipals - 0.1%
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2020	$560,000	$689,052

Natural Gas - Pipeline - 0.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$300,000	$309,000
Crosstex Energy, Inc., 8.875%, 2018	500,000	517,500
El Paso Corp., 7%, 2017	545,000	605,667
El Paso Corp., 7.75%, 2032	645,000	721,660
Energy Transfer Equity LP, 7.5%, 2020	755,000	773,875
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	537,000	561,836
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	71,000	71,710

		$3,561,248
Network & Telecom - 0.7%
Cincinnati Bell, Inc., 8.25%, 2017	$260,000	$259,350
Cincinnati Bell, Inc., 8.75%, 2018	545,000	510,938
Citizens Communications Co., 9%, 2031	260,000	247,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Frontier Communications Corp., 8.25%, 2017		$150,000	$156,000
Frontier Communications Corp., 8.125%, 2018		995,000	1,028,581
Frontier Communications Corp., 8.5%, 2020		175,000	183,313
Qwest Communications International, Inc., 7.125%, 2018 (n)		780,000	819,000
Windstream Corp., 8.125%, 2018		150,000	155,625
Windstream Corp., 7.75%, 2020		580,000	591,600
Windstream Corp., 7.75%, 2021		130,000	131,950

			$4,083,877
Oil Services - 0.6%
Afren PLC, 11.5%, 2016 (n)		$200,000	$209,000
Edgen Murray Corp., 12.25%, 2015		280,000	266,700
Expro Finance Luxembourg, 8.5%, 2016 (n)		310,000	296,050
McJunkin Red Man Holding Corp., 9.5%, 2016		500,000	502,500
Pioneer Drilling Co., 9.875%, 2018		365,000	381,425
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)		1,447,000	1,436,871
Unit Corp., 6.625%, 2021		70,000	68,600

			$3,161,146
Oils - 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)		$1,631,000	$1,668,627
Petroplus Holdings AG, 9.375%, 2019 (n)		100,000	90,000

			$1,758,627
Other Banks & Diversified Financials - 1.1%
Alfa Bank, 7.75%, 2021 (n)		$1,194,000	$1,162,717
Banco PanAmericano S.A., 8.5%, 2020 (n)		1,233,000	1,351,676
Bancolombia S.A., 5.95%, 2021 (n)		1,374,000	1,415,220
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		1,078,000	1,078,000
Capital One Financial Corp., 10.25%, 2039		140,000	145,334
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		130,000	136,414
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		330,000	257,565
Santander UK PLC, 8.963% to 2030, FRN to 2049		749,000	756,490

			$6,303,416
Pharmaceuticals - 0.2%
Capsugel Finance Co. SCA, 9.875%, 2019 (z)	EUR	225,000	$310,284
Hypermarcas S.A., 6.5%, 2021 (n)		$738,000	716,598

			$1,026,882
Pollution Control - 0.1%
WCA Waste Corp., 7.5%, 2019 (n)		$385,000	$385,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Precious Metals & Minerals - 0.0%
ALROSA Finance S.A., 7.75%, 2020 (n)	$203,000	$217,718

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$26,083	$24,453
McClatchy Co., 11.5%, 2017	265,000	255,725
Nielsen Finance LLC, 11.5%, 2016	204,000	232,050
Nielsen Finance LLC, 7.75%, 2018	385,000	397,513

		$909,741
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$145,000	$144,638
Kansas City Southern Railway, 8%, 2015	455,000	483,438

		$628,076
Real Estate - 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017	$235,000	$266,725
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	140,000	121,100
Country Garden Holding Co., 11.125%, 2018 (n)	1,316,000	1,312,710
Entertainment Properties Trust, REIT, 7.75%, 2020	215,000	242,413
Kennedy Wilson, Inc., 8.75%, 2019 (n)	210,000	200,813
Longfor Properties Co. Ltd., 9.5%, 2016 (n)	762,000	754,380
MPT Operating Partnership, 6.875%, 2021 (n)	205,000	195,263

		$3,093,404
Retailers - 0.5%
Academy Ltd., 9.25%, 2019 (z)	$85,000	$81,175
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	425,000	396,313
Limited Brands, Inc., 6.9%, 2017	610,000	637,450
Limited Brands, Inc., 6.95%, 2033	60,000	54,300
Neiman Marcus Group, Inc., 10.375%, 2015	245,000	249,594
QVC, Inc., 7.375%, 2020 (n)	180,000	193,500
Sally Beauty Holdings, Inc., 10.5%, 2016	85,000	89,888
Toys “R” Us Property Co. II LLC, 8.5%, 2017	625,000	637,500
Toys “R” Us, Inc., 10.75%, 2017	175,000	189,000
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	470,000	427,700

		$2,956,420
Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$129,688
Michaels Stores, Inc., 7.75%, 2018	445,000	421,081

		$550,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Steel - 0.2%
JSC Severstal, 6.25%, 2016 (n)	$1,097,000	$1,082,788

Telecommunications - Wireless - 2.2%
America Movil S.A.B. de C.V., 2.375%, 2016	$253,000	$250,946
America Movil S.A.B. de C.V., 6.125%, 2040	162,000	180,702
Clearwire Corp., 12%, 2015 (n)	855,000	807,975
Cricket Communications, Inc., 7.75%, 2020	535,000	476,150
Crown Castle International Corp., 9%, 2015	170,000	183,175
Crown Castle International Corp., 7.125%, 2019	1,235,000	1,265,875
Digicel Group Ltd., 8.25%, 2017 (n)	160,000	160,000
Digicel Group Ltd., 10.5%, 2018 (n)	895,000	948,700
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	1,142,000	1,187,680
MetroPCS Wireless, Inc., 7.875%, 2018	345,000	349,744
MetroPCS Wireless, Inc., 6.625%, 2020	100,000	93,500
Net Servicos de Comunicacao S.A., 7.5%, 2020	1,435,000	1,668,188
NII Holdings, Inc., 10%, 2016	140,000	157,500
NII Holdings, Inc., 8.875%, 2019	405,000	428,288
NII Holdings, Inc., 7.625%, 2021	80,000	81,600
SBA Communications Corp., 8%, 2016	55,000	57,888
Sprint Capital Corp., 6.875%, 2028	325,000	290,875
Sprint Nextel Corp., 8.375%, 2017	870,000	911,325
VimpelCom Ltd., 7.748%, 2021 (n)	491,000	482,408
VimpelCom Ltd., 7.504%, 2022 (n)	1,337,000	1,274,830
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	880,000	913,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	400,000	375,000

		$12,545,349
Telephone Services - 0.0%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$105,000	$109,594
Level 3 Financing, Inc., 9.375%, 2019 (z)	90,000	88,200

		$197,794
Transportation - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$298,000	$260,750

Transportation - Services - 0.6%
ACL I Corp., 11.375%, 2016 (p)(z)	$232,512	$192,605
Aguila American Resources Ltd., 7.875%, 2018 (n)	450,000	423,000
American Petroleum Tankers LLC, 10.25%, 2015	463,000	461,264
Commercial Barge Line Co., 12.5%, 2017	820,000	890,725
Hertz Corp., 7.5%, 2018 (n)	425,000	416,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Hertz Corp., 7.375%, 2021 (n)	$210,000	$200,550
Navios Maritime Acquisition Corp., 8.625%, 2017	285,000	237,619
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	125,000	104,219
Navios Maritime Holdings, Inc., 8.875%, 2017	110,000	101,750
Swift Services Holdings, Inc., 10%, 2018	425,000	429,250

		$3,457,482
U.S. Government Agencies and Equivalents - 0.2%
Aid-Egypt, 4.45%, 2015	$170,000	$192,809
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	25,000	24,666
Small Business Administration, 6.34%, 2021	199,468	219,663
Small Business Administration, 6.07%, 2022	208,514	229,239
Small Business Administration, 5.16%, 2028	236,293	259,331

		$925,708
U.S. Treasury Obligations - 8.1%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$64,537
U.S. Treasury Bonds, 6.375%, 2027	106,000	152,474
U.S. Treasury Bonds, 5.25%, 2029	3,419,000	4,416,387
U.S. Treasury Bonds, 4.5%, 2036	70,000	82,294
U.S. Treasury Bonds, 4.375%, 2038	638,000	732,504
U.S. Treasury Bonds, 4.5%, 2039	3,132,000	3,658,568
U.S. Treasury Notes, 1.125%, 2012	18,000	18,072
U.S. Treasury Notes, 1.375%, 2012	12,059,900	12,131,982
U.S. Treasury Notes, 1.375%, 2012	7,349,000	7,415,023
U.S. Treasury Notes, 1.375%, 2012	750,000	760,313
U.S. Treasury Notes, 3.125%, 2013	305,000	323,514
U.S. Treasury Notes, 4%, 2014	18,000	19,652
U.S. Treasury Notes, 1.875%, 2014	417,000	434,690
U.S. Treasury Notes, 4%, 2015	1,397,000	1,566,168
U.S. Treasury Notes, 2.125%, 2015	6,783,000	7,183,061
U.S. Treasury Notes, 2.625%, 2018	955,000	1,026,625
U.S. Treasury Notes, 2.75%, 2019 (f)	1,590,000	1,715,461
U.S. Treasury Notes, 3.125%, 2019	454,000	501,386
U.S. Treasury Notes, 3.5%, 2020	3,452,000	3,885,399

		$46,088,110
Utilities - Electric Power - 1.4%
AES Corp., 8%, 2017	$570,000	$598,500
Calpine Corp., 8%, 2016 (n)	675,000	713,813
Calpine Corp., 7.875%, 2020 (n)	590,000	604,750
Covanta Holding Corp., 7.25%, 2020	260,000	264,780
Dynegy Holdings, Inc., 7.5%, 2015	360,000	241,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Dynegy Holdings, Inc., 7.75%, 2019	$435,000	$265,350
Edison Mission Energy, 7%, 2017	375,000	262,500
EDP Finance B.V., 6%, 2018 (n)	325,000	272,530
Energy Future Holdings Corp., 10%, 2020	225,000	225,871
Energy Future Holdings Corp., 10%, 2020	1,795,000	1,810,923
GenOn Energy, Inc., 9.875%, 2020	675,000	678,375
NRG Energy, Inc., 7.375%, 2017	150,000	154,500
NRG Energy, Inc., 8.25%, 2020	1,595,000	1,610,950
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	195,000	164,775

		$7,868,817
Total Bonds (Identified Cost, $300,114,809)		$302,582,748

Common Stocks - 39.3%
Aerospace - 0.4%
Lockheed Martin Corp.	15,459	$1,146,903
Northrop Grumman Corp.	24,374	1,331,308

		$2,478,211
Automotive - 0.4%
Accuride Corp. (a)	5,511	$46,458
Johnson Controls, Inc.	36,430	1,161,388
Lear Corp.	26,502	1,266,266

		$2,474,112
Broadcasting - 0.3%
CBS Corp., “B”	55,600	$1,392,780
New Young Broadcasting Holding Co., Inc. (a)	30	81,000

		$1,473,780
Brokerage & Asset Managers - 0.4%
Blackrock, Inc.	6,634	$1,092,952
CME Group, Inc.	3,636	971,248

		$2,064,200
Cable TV - 0.3%
Comcast Corp., “A”	21,162	$455,195
Time Warner Cable, Inc.	15,332	1,004,246

		$1,459,441
Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	11,941	$576,392
PPG Industries, Inc.	3,689	282,541

		$858,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 0.3%
Microsoft Corp.	41,565	$1,105,629
Oracle Corp.	17,306	485,779

		$1,591,408
Computer Software - Systems - 0.2%
Seagate Technology PLC	41,016	$474,965
Western Digital Corp. (a)	14,238	419,879

		$894,844
Construction - 0.3%
Owens Corning (a)	58,630	$1,703,788

Consumer Products - 0.4%
Avon Products, Inc.	31,864	$718,852
Kimberly-Clark Corp.	12,350	854,126
Newell Rubbermaid, Inc.	35,171	486,767

		$2,059,745
Electrical Equipment - 0.7%
General Electric Co.	146,880	$2,395,613
Tyco International Ltd.	33,070	1,375,051

		$3,770,664
Electronics - 0.4%
Intel Corp.	58,956	$1,186,784
Microchip Technology, Inc.	29,280	960,970

		$2,147,754
Energy - Independent - 0.4%
Energy XXI (Bermuda) Ltd. (a)	15,928	$427,030
Marathon Oil Corp.	33,312	896,759
Marathon Petroleum Corp.	29,056	1,076,815

		$2,400,604
Energy - Integrated - 1.8%
Chevron Corp.	52,370	$5,179,917
ConocoPhillips	31,425	2,139,100
Exxon Mobil Corp.	39,454	2,921,174

		$10,240,191
Food & Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	23,571	$907,012
General Mills, Inc.	13,853	525,167
PepsiCo, Inc.	3,590	231,304

		$1,663,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.4%
CVS Caremark Corp.	26,230	$941,919
Kroger Co.	46,910	1,105,200

		$2,047,119
Forest & Paper Products - 0.6%
Domtar Corp.	14,380	$1,155,002
International Paper Co.	26,318	714,534
Weyerhaeuser Co.	87,976	1,586,207

		$3,455,743
General Merchandise - 0.3%
Macy’s, Inc.	75,755	$1,965,842

Health Maintenance Organizations - 0.6%
Aetna, Inc.	50,176	$2,008,545
Humana, Inc.	17,705	1,374,616

		$3,383,161
Insurance - 1.6%
ACE Ltd.	17,393	$1,123,240
Aflac, Inc.	47,907	1,807,052
Allied World Assurance Co.	25,849	1,341,563
American International Group, Inc. (a)	15,190	384,763
Chubb Corp.	22,810	1,411,711
Hartford Financial Services Group, Inc.	42,290	809,431
MetLife, Inc.	12,175	409,080
Prudential Financial, Inc.	38,478	1,931,980

		$9,218,820
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	48,480	$574,003
Mattel, Inc.	45,370	1,219,092

		$1,793,095
Major Banks - 1.8%
Bank of America Corp.	101,776	$831,510
Bank of New York Mellon Corp.	60,590	1,252,395
JPMorgan Chase & Co.	119,692	4,495,632
KeyCorp	167,778	1,114,046
Morgan Stanley	36,196	633,430
PNC Financial Services Group, Inc.	39,555	1,983,288

		$10,310,301

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.1%
Medtronic, Inc.	19,154	$671,731

Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.	14,210	$1,177,299
Nucor Corp.	25,898	934,400

		$2,111,699
Natural Gas - Distribution - 0.3%
NiSource, Inc.	89,141	$1,904,052

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	38,233	$1,031,909

Network & Telecom - 0.1%
Cisco Systems, Inc.	55,600	$871,808

Other Banks & Diversified Financials - 1.2%
American Express Co.	13,189	$655,625
Capital One Financial Corp.	31,462	1,448,825
CIT Group, Inc. (a)	12,430	429,705
Citigroup, Inc.	70,021	2,174,152
Discover Financial Services	78,620	1,978,079

		$6,686,386
Pharmaceuticals - 1.6%
Abbott Laboratories	27,845	$1,462,141
Johnson & Johnson	46,182	3,038,776
Merck & Co., Inc.	13,811	457,420
Pfizer, Inc.	236,132	4,481,785

		$9,440,122
Pollution Control - 0.2%
Republic Services, Inc.	44,458	$1,349,745

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	6,684	$87,761

Railroad & Shipping - 0.2%
CSX Corp.	24,738	$542,752
Kansas City Southern Co. (a)	12,790	692,706

		$1,235,458

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 19.4%
Alexandria Real Estate Equities, Inc., REIT	43,083	$3,136,873
Annaly Mortgage Management, Inc., REIT	67,630	1,226,132
Associated Estates Realty Corp., REIT	90,408	1,600,222
Atrium European Real Estate Ltd.	96,389	520,620
AvalonBay Communities, Inc., REIT	25,235	3,441,549
Big Yellow Group PLC, REIT	118,420	505,760
BioMed Realty Trust, Inc., REIT	196,896	3,601,228
Boston Properties, Inc., REIT	43,285	4,514,193
Cousins Properties, Inc., REIT	266,492	1,924,072
DCT Industrial Trust, Inc., REIT	438,350	1,976,959
Digital Realty Trust, Inc., REIT	69,908	4,177,003
Douglas Emmett, Inc., REIT	94,377	1,702,561
Duke Realty Corp., REIT	149,314	1,772,357
DuPont Fabros Technology, Inc., REIT	80,643	1,866,885
Entertainment Properties Trust, REIT	37,620	1,584,931
Equity Lifestyle Properties, Inc., REIT	40,366	2,782,025
Equity Residential, REIT	83,672	5,119,053
Federal Realty Investment Trust, REIT	24,527	2,220,920
HCP, Inc., REIT	98,288	3,664,177
Home Properties, Inc., REIT	53,660	3,588,244
Host Hotels & Resorts, Inc., REIT	181,638	2,148,778
Kimco Realty Corp., REIT	138,341	2,448,636
Mack-Cali Realty Corp., REIT	46,619	1,452,182
Medical Properties Trust, Inc., REIT	386,537	4,132,081
Mid-America Apartment Communities, Inc., REIT	50,557	3,613,814
Parkway Properties, Inc., REIT	171,172	2,324,516
Plum Creek Timber Co. Inc., REIT	76,366	2,899,617
Prologis, Inc., REIT	87,650	2,386,710
Public Storage, Inc., REIT	60,742	7,515,608
Ramco-Gershenson Properties Trust, REIT	188,274	1,948,636
Simon Property Group, Inc., REIT	108,101	12,701,868
SL Green Realty Corp., REIT	26,601	1,921,656
Starwood Property Trust, Inc., REIT	74,854	1,384,799
Tanger Factory Outlet Centers, Inc., REIT	54,128	1,522,621
Taubman Centers, Inc., REIT	38,255	2,204,636
Ventas, Inc., REIT	82,392	4,406,324
Vornado Realty Trust, REIT	55,903	4,802,627

		$110,740,873
Restaurants - 0.1%
McDonald’s Corp.	9,178	$830,242

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	200	$11,200

Specialty Stores - 0.3%
Abercrombie & Fitch Co., “A”	21,846	$1,389,624
Foot Locker, Inc.	24,839	518,390

		$1,908,014
Telephone Services - 1.2%
AT&T, Inc.	105,362	$3,000,710
CenturyLink, Inc.	51,705	1,869,136
Verizon Communications, Inc.	56,576	2,046,354

		$6,916,200
Tobacco - 0.5%
Altria Group, Inc.	24,330	$661,533
Philip Morris International, Inc.	5,694	394,708
Reynolds American, Inc.	44,663	1,677,989

		$2,734,230
Utilities - Electric Power - 1.2%
AES Corp. (a)	51,677	$561,212
Alliant Energy Corp.	44,511	1,805,811
American Electric Power Co., Inc.	40,683	1,571,584
Integrys Energy Group, Inc.	11,580	579,811
PPL Corp.	54,438	1,572,169
Public Service Enterprise Group, Inc.	17,086	583,145

		$6,673,732
Total Common Stocks (Identified Cost, $207,896,646)		$224,660,401

Floating Rate Loans (g)(r) - 0.1%
Aerospace - 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$99,506	$89,804

Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.71%, 2014	$69,728	$64,499
Local TV Finance LLC, Term Loan B, 2.23%, 2013	11,548	10,668
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	67,146	66,265

		$141,432
Building - 0.0%
Goodman Global, Inc., Second Lien Term Loan, 9%, 2017	$11,206	$11,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$147,839	$136,135

Gaming & Lodging - 0.1%
MGM Mirage, Inc., Term Loan E, 7%, 2014	$173,226	$164,824
Total Floating Rate Loans (Identified Cost, $524,948)		$543,345

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	$7,850	$312,980

Insurance - 0.0%
MetLife, Inc., 5%	$4,270	$279,472
Total Convertible Preferred Stocks (Identified Cost, $741,536)		$592,452

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (n)	170	$129,354
Ally Financial, Inc., “A”, 8.5%	30,012	618,847
GMAC Capital Trust I, 8.125%	9,275	198,021
Total Preferred Stocks (Identified Cost, $1,166,687)		$946,222

	Strike Price	First Exercise

Warrants - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $154,932) (a)	$0.01	7/14/10	82	$221,400

Issuer/Expiration Date/Strike Price	Number of Contracts

Put Options Purchased - 0.1%
iShares Dow Jones U.S. Real Estate - December 2011 @ $52 (Premiums Paid, $197,146)	$1,843	$407,303

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 5.8%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value	33,300,624	$33,300,624
Total Investments (Identified Cost, $544,097,328)		$563,254,495

Other Assets, Less Liabilities - 1.4%		7,771,811
Net Assets - 100.0%		$571,026,306

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $80,983,871, representing 14.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 11.375%, 2016	2/10/11-8/15/11	$228,989	$192,605
Academy Ltd., 9.25%, 2019	8/29/11	80,538	81,175
American Media, Inc., 13.5%, 2018	12/28/10	26,477	24,453
Audatex North America, Inc., 6.75%, 2018	6/10/11	220,000	216,150
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	281,028	260,400
CDW LLC, 8.5%, 2019	8/05/11-8/11/11	416,564	417,375
Capsugel Finance Co. SCA, 9.875%, 2019	7/25/11-8/30/11	322,608	310,284
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	8/24/11	170,643	181,650
CommScope, Inc., 8.25%, 2019	7/20/11-7/21/11	199,989	188,100
Credit Acceptance Corp., 9.125%, 2017	2/28/11	221,740	212,100
Dematic S.A., 8.75%, 2016	4/19/11	289,035	272,175
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	380,072	357,188
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	173,029	169,400
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	493,020	408,972
Hillman Group, Inc., 10.875%, 2018	3/11/11	184,990	171,700

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
iGate Corp., 9%, 2016	8/17/11	$288,801	$283,500
LBI Media, Inc., 8.5%, 2017	7/18/07	123,577	89,063
Lawson Software, Inc., 11.5%, 2018	8/17/11	434,577	416,325
Level 3 Financing, Inc., 9.375%, 2019	8/31/11	90,225	88,200
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	403,612	381,754
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	127,723	104,219
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	96,395	95,238
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11-7/11/11	286,665	277,200
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	200,046	193,725
Univision Communications, Inc., 8.5%, 2021	7/26/11	115,143	98,325
Ziggo Bond Co. B.V., 8%, 2018	7/21/11-7/22/11	284,560	267,476
Total Restricted Securities			$5,758,752
% of Net assets			1.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/11

Forward Foreign Currency Exchange Contracts at 8/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	89,954	10/12/11	$129,266	$129,159	$107
SELL	EUR	Citibank N.A.	96,850	10/12/11	139,612	139,061	551

							$658

Liability Derivatives
BUY	EUR	Barclays Bank PLC	257,042	10/12/11	$369,442	$369,070	$(372)
SELL	EUR	Barclays Bank PLC	127,969	10/12/11	183,547	183,742	(195)
SELL	EUR	Credit Suisse Group	365,903	10/12/11	515,697	525,376	(9,679)
SELL	EUR	UBS AG	578,511	10/12/11	827,804	830,646	(2,842)

							$(13,088)

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/11 - continued

Futures Contracts Outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	3	$387,094	December - 2011	$36

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $510,796,704)	$529,953,871
Underlying affiliated funds, at cost and value	33,300,624
Total investments, at value (identified cost, $544,097,328)	$563,254,495
Cash	156,525
Receivables for
Daily variation margin on open futures contracts	1,172
Forward foreign currency exchange contracts	658
Investments sold	383,417
Fund shares sold	9,341,998
Interest and dividends	4,983,202
Other assets	819
Total assets	$578,122,286
Liabilities
Payables for
Distributions	$362,486
Forward foreign currency exchange contracts	13,088
Investments purchased	5,063,874
TBA purchase commitments	420,313
Fund shares reacquired	1,153,935
Payable to affiliates
Investment adviser	20,628
Shareholder servicing costs	38,348
Distribution and service fees	14,183
Payable for independent Trustees’ compensation	17
Accrued expenses and other liabilities	9,108
Total liabilities	$7,095,980
Net assets	$571,026,306
Net assets consist of
Paid-in capital	$591,793,362
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	19,145,286
Accumulated net realized gain (loss) on investments and foreign currency transactions	(38,318,775)
Accumulated distributions in excess of net investment income	(1,593,567)
Net assets	$571,026,306
Shares of beneficial interest outstanding	54,343,651

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$326,885,707	31,105,236	$10.51
Class C	179,458,519	17,084,490	10.50
Class I	64,122,160	6,100,613	10.51
Class R1	124,913	11,900	10.50
Class R2	152,131	14,486	10.50
Class R3	157,191	14,962	10.51
Class R4	125,685	11,964	10.51

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.03 [100 / 95.25 x $10.51]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$8,218,884
Dividends	2,602,127
Dividends from underlying affiliated funds	18,990
Foreign taxes withheld	(22,961)
Total investment income	$10,817,040
Expenses
Management fee	$1,670,360
Distribution and service fees	1,196,097
Shareholder servicing costs	196,444
Administrative services fee	42,196
Independent Trustees’ compensation	6,437
Custodian fee	61,559
Shareholder communications	18,884
Auditing fees	27,980
Legal fees	3,055
Miscellaneous	72,013
Total expenses	$3,295,025
Fees paid indirectly	(27)
Reduction of expenses by investment adviser	(1,390)
Net expenses	$3,293,608
Net investment income	$7,523,432
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$7,148,445
Written option transactions	16,250
Futures contracts	(57,451)
Foreign currency transactions	(13,498)
Net realized gain (loss) on investments and foreign currency transactions	$7,093,746
Change in unrealized appreciation (depreciation)
Investments	$(21,156,860)
Written options	(13,750)
Futures contracts	809
Translation of assets and liabilities in foreign currencies	(9,782)
Net unrealized gain (loss) on investments and foreign currency translation	$(21,179,583)
Net realized and unrealized gain (loss) on investments and foreign currency	$(14,085,837)
Change in net assets from operations	$(6,562,405)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/11 (unaudited)	Year ended 2/28/11
From operations
Net investment income	$7,523,432	$9,747,383
Net realized gain (loss) on investments and foreign currency transactions	7,093,746	6,422,636
Net unrealized gain (loss) on investments and foreign currency translation	(21,179,583)	27,205,845
Change in net assets from operations	$(6,562,405)	$43,375,864
Distributions declared to shareholders
From net investment income	$(8,503,569)	$(10,855,741)
Change in net assets from fund share transactions	$158,944,876	$210,670,060
Total change in net assets	$143,878,902	$243,190,183
Net assets
At beginning of period	427,147,404	183,957,221
At end of period (including accumulated distributions in excess of net investment income of $1,593,567 and $613,430, respectively)	$571,026,306	$427,147,404

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class A			2011	2010	2009	2008	2007 (c)

Net asset value, beginning of period	$10.79		$9.60	$6.88	$10.04	$10.95	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.40	$0.43	$0.47	$0.47	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.23	2.75	(3.13)	(0.80)	0.93
Total from investment operations	$(0.09)		$1.63	$3.18	$(2.66)	$(0.33)	$1.30
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.44)	$(0.46)	$(0.49)	$(0.48)	$(0.35)
From net realized gain on investments	—		—	—	(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.19)		$(0.44)	$(0.46)	$(0.50)	$(0.58)	$(0.35)
Net asset value, end of period	$10.51		$10.79	$9.60	$6.88	$10.04	$10.95
Total return (%) (r)(s)(t)(x)	(0.86	)(n)	17.36	47.12	(27.43)	(3.18)	13.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.15	1.20	1.23	1.18	1.36	(a)
Expenses after expense reductions (f)	1.07	(a)	1.06	0.94	0.95	0.95	0.95	(a)
Net investment income	3.15	(a)	3.95	5.02	5.23	4.35	4.45	(a)
Portfolio turnover	33		59	79	80	89	46
Net assets at end of period (000 omitted)	$326,886		$257,247	$116,318	$91,445	$166,546	$156,447

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class C			2011	2010	2009	2008	2007 (c)

Net asset value, beginning of period	$10.78		$9.59	$6.88	$10.03	$10.94	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.33	$0.37	$0.41	$0.39	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.22	2.74	(3.13)	(0.80)	0.93
Total from investment operations	$(0.13)		$1.55	$3.11	$(2.72)	$(0.41)	$1.23
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.36)	$(0.40)	$(0.42)	$(0.40)	$(0.29)
From net realized gain on investments	—		—	—	(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.15)		$(0.36)	$(0.40)	$(0.43)	$(0.50)	$(0.29)
Net asset value, end of period	$10.50		$10.78	$9.59	$6.88	$10.03	$10.94
Total return (%) (r)(s)(t)(x)	(1.23	)(n)	16.51	45.90	(27.88)	(3.87)	12.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.90	1.95	1.93	1.89	2.01	(a)
Expenses after expense reductions (f)	1.82	(a)	1.81	1.69	1.65	1.65	1.65	(a)
Net investment income	2.40	(a)	3.20	4.27	4.54	3.64	3.67	(a)
Portfolio turnover	33		59	79	80	89	46
Net assets at end of period (000 omitted)	$179,459		$138,344	$63,377	$46,617	$82,486	$64,316

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class I			2011	2010	2009	2008	2007 (c)

Net asset value, beginning of period	$10.79		$9.60	$6.88	$10.04	$10.95	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.41	$0.45	$0.50	$0.51	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		1.25	2.75	(3.14)	(0.81)	0.91
Total from investment operations	$(0.07)		$1.66	$3.20	$(2.64)	$(0.30)	$1.32
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.47)	$(0.48)	$(0.51)	$(0.51)	$(0.37)
From net realized gain on investments	—		—	—	(0.01)	(0.10)	(0.00	)(w)
Total distributions declared to shareholders	$(0.21)		$(0.47)	$(0.48)	$(0.52)	$(0.61)	$(0.37)
Net asset value, end of period	$10.51		$10.79	$9.60	$6.88	$10.04	$10.95
Total return (%) (r)(s)(x)	(0.73	)(n)	17.65	47.47	(27.21)	(2.89)	13.45	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.89	0.93	0.93	0.88	1.29	(a)
Expenses after expense reductions (f)	0.82	(a)	0.83	0.69	0.65	0.65	0.65	(a)
Net investment income	3.39	(a)	3.94	4.95	5.56	4.67	4.84	(a)
Portfolio turnover	33		59	79	80	89	46
Net assets at end of period (000 omitted)	$64,122		$30,993	$3,835	$1,036	$1,507	$2,459

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/28
Class R1			2011	2010	2009 (i)

Net asset value, beginning of period	$10.78		$9.59	$6.87	$9.83
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.34	$0.37	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.21	2.75	(2.94)
Total from investment operations	$(0.13)		$1.55	$3.12	$(2.67)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.36)	$(0.40)	$(0.29)
Net asset value, end of period	$10.50		$10.78	$9.59	$6.87
Total return (%) (r)(s)(x)	(1.23	)(n)	16.51	46.11	(27.52	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.90	1.94	1.97	(a)
Expenses after expense reductions (f)	1.82	(a)	1.80	1.69	1.65	(a)
Net investment income	2.41	(a)	3.32	4.24	4.76	(a)
Portfolio turnover	33		59	79	80
Net assets at end of period (000 omitted)	$125		$126	$106	$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/28
Class R2			2011	2010	2009 (i)

Net asset value, beginning of period	$10.78		$9.59	$6.87	$9.83
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.39	$0.41	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.21	2.75	(2.93)
Total from investment operations	$(0.10)		$1.60	$3.16	$(2.64)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.41)	$(0.44)	$(0.32)
Net asset value, end of period	$10.50		$10.78	$9.59	$6.87
Total return (%) (r)(s)(x)	(0.98	)(n)	17.09	46.82	(27.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.40	1.45	1.48	(a)
Expenses after expense reductions (f)	1.32	(a)	1.30	1.19	1.15	(a)
Net investment income	2.90	(a)	3.83	4.74	5.26	(a)
Portfolio turnover	33		59	79	80
Net assets at end of period (000 omitted)	$152		$125	$107	$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/28
Class R3			2011	2010	2009 (i)

Net asset value, beginning of period	$10.79		$9.59	$6.88	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.41	$0.43	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.23	2.74	(2.93)
Total from investment operations	$(0.09)		$1.64	$3.17	$(2.62)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.44)	$(0.46)	$(0.34)
Net asset value, end of period	$10.51		$10.79	$9.59	$6.88
Total return (%) (r)(s)(x)	(0.86	)(n)	17.48	46.96	(27.12	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.15	1.20	1.22	(a)
Expenses after expense reductions (f)	1.07	(a)	1.06	0.94	0.90	(a)
Net investment income	3.15	(a)	3.99	4.99	5.49	(a)
Portfolio turnover	33		59	79	80
Net assets at end of period (000 omitted)	$157		$185	$107	$73

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/28
Class R4			2011	2010	2009 (i)

Net asset value, beginning of period	$10.79		$9.59	$6.88	$9.84
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.44	$0.46	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		1.23	2.73	(2.93)
Total from investment operations	$(0.07)		$1.67	$3.19	$(2.61)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.47)	$(0.48)	$(0.35)
Net asset value, end of period	$10.51		$10.79	$9.59	$6.88
Total return (%) (r)(s)(x)	(0.73	)(n)	17.78	47.32	(26.99	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.90	0.95	0.97	(a)
Expenses after expense reductions (f)	0.82	(a)	0.80	0.69	0.65	(a)
Net investment income	3.41	(a)	4.32	5.24	5.76	(a)
Portfolio turnover	33		59	79	80
Net assets at end of period (000 omitted)	$126		$127	$108	$73

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 26, 2006, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, July 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Diversified Income Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are

Notes to Financial Statements (unaudited) – continued

primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant

Notes to Financial Statements (unaudited) – continued

movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$225,270,683	$442,954	$87,761	$225,801,398
Austria	520,620	—	—	520,620
United Kingdom	505,760	—	—	505,760
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	50,270,264	—	50,270,264
Non-U.S. Sovereign Debt	—	45,384,375	—	45,384,375
Municipal Bonds	—	689,052	—	689,052
Corporate Bonds	—	114,875,663	—	114,875,663
Residential Mortgage-Backed Securities	—	41,076,151	—	41,076,151
Commercial Mortgage-Backed Securities	—	701,185	—	701,185
Asset-Backed Securities (including CDOs)	—	169,400	—	169,400
Foreign Bonds	—	49,416,658	—	49,416,658
Floating Rate Loans	—	543,345	—	543,345
Mutual Funds	33,300,624	—	—	33,300,624
Total Investments	$259,597,687	$303,569,047	$87,761	$563,254,495

Other Financial Instruments
Futures	$36	$—	$—	$36
Forward Foreign Currency Exchange Contracts	—	(12,430)	—	(12,430)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 2/28/11	$—	$0	$0
Realized gain (loss)	—	(64,518)	(64,518)
Change in unrealized appreciation (depreciation)	—	64,518	64,518
Sales	—	0	0
Transfers into level 3	87,761	—	87,761
Balance as of 8/31/11	$87,761	$—	$87,761

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2011 is $0.

Notes to Financial Statements (unaudited) – continued

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held

Notes to Financial Statements (unaudited) – continued

by the fund at August 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$36	$—
Foreign Exchange	Forward Foreign Currency Exchange	658	(13,088)
Equity	Purchased Equity Options	407,303	—
Total		$407,997	$(13,088)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)	Written Options
Interest Rate	$(57,451)	$—	$(555)	$—
Foreign Exchange	—	(12,749)	—	—
Equity	—	—	(55,000)	16,250
Total	$(57,451)	$(12,749)	$(55,555)	$16,250

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)	Written Options
Interest Rate	$809	$—	$153	$—
Foreign Exchange	—	(10,094)	—	—
Equity	—	—	260,157	(13,750)
Total	$809	$(10,094)	$260,310	$(13,750)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives

Notes to Financial Statements (unaudited) – continued

Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation.

Notes to Financial Statements (unaudited) – continued

When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,250	$16,250
Options expired	(1,250)	(16,250)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to

Notes to Financial Statements (unaudited) – continued

the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) – continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income

Notes to Financial Statements (unaudited) – continued

in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/11
Ordinary income (including any short-term capital gains)	$10,855,741

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/11
Cost of investments	$556,226,921
Gross appreciation	25,223,909
Gross depreciation	(18,196,335)
Net unrealized appreciation (depreciation)	$7,027,574

As of 2/28/11
Undistributed ordinary income	645,012
Capital loss carryforwards	(38,424,969)
Other temporary differences	(1,250,604)
Net unrealized appreciation (depreciation)	33,329,479

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

2/28/17	$(9,619,018)
2/28/18	(28,805,951)
Total	$(38,424,969)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/11	Year ended 2/28/11
Class A	$5,237,554	$7,167,650
Class C	2,285,730	3,185,496
Class I	970,562	482,602
Class R1	1,786	4,145
Class R2	2,482	4,708
Class R3	3,024	5,806
Class R4	2,431	5,334
Total	$8,503,569	$10,855,741

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. Prior to May 1, 2011, the adviser and the fund had retained Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser, as a sub-adviser for the real estate related component of the fund. MFS paid a sub-advisory fee to the sub-adviser in an amount equal to 0.30% annually of the average daily net asset value of the fund’s assets managed by the sub-adviser. The fund was not responsible for paying the sub-advisory fee. The sub-advisory agreement with Sun Capital was terminated effective May 1, 2011, and accordingly MFS no longer pays the sub-advisory fee to Sun Capital.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2013. For the six months ended August 31, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $271,045 for the six months ended August 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$371,366
Class C	0.75%	0.25%	1.00%	1.00%	823,501
Class R1	0.75%	0.25%	1.00%	1.00%	639
Class R2	0.25%	0.25%	0.50%	0.50%	378
Class R3	—	0.25%	0.25%	0.25%	213
Total Distribution and Service Fees					$1,196,097

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within

Notes to Financial Statements (unaudited) – continued

12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2011, were as follows:

Amount
Class A	$6,891
Class C	20,060

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2011, the fee was $61,951, which equated to 0.0242% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended August 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $134,493.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2011 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,753 and are

Notes to Financial Statements (unaudited) – continued

included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,390, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$56,961,136	$47,029,537
Investments (non-U.S. Government securities)	$236,934,746	$108,871,504

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/11		Year ended 2/28/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,597,231	$113,890,282	15,865,631	$163,162,444
Class C	5,226,969	56,228,152	7,370,346	75,831,109
Class I	4,245,206	45,676,400	2,690,752	28,005,712
Class R1	—	—	285	2,873
Class R2	2,680	28,563	—	—
Class R3	517	5,496	5,419	56,104
	20,072,603	$215,828,893	25,932,433	$267,058,242
Shares issued to shareholders in reinvestment of distributions
Class A	410,778	$4,447,205	510,353	$5,222,898
Class C	141,494	1,531,692	202,690	2,072,344
Class I	38,672	418,049	16,446	168,941
Class R1	165	1,786	408	4,145
Class R2	229	2,482	464	4,708
Class R3	278	3,024	568	5,806
Class R4	225	2,431	524	5,334
	591,841	$6,406,669	731,453	$7,484,176

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/11		Year ended 2/28/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,746,139)	$(40,151,340)	(4,652,805)	$(47,705,796)
Class C	(1,112,625)	(11,899,268)	(1,351,941)	(13,745,859)
Class I	(1,055,307)	(11,207,149)	(234,608)	(2,420,703)
Class R2	(21)	(225)	—	—
Class R3	(2,989)	(32,704)	—	—
	(5,917,081)	$(63,290,686)	(6,239,354)	$(63,872,358)
Net change
Class A	7,261,870	$78,186,147	11,723,179	$120,679,546
Class C	4,255,838	45,860,576	6,221,095	64,157,594
Class I	3,228,571	34,887,300	2,472,590	25,753,950
Class R1	165	1,786	693	7,018
Class R2	2,888	30,820	464	4,708
Class R3	(2,194)	(24,184)	5,987	61,910
Class R4	225	2,431	524	5,334
	14,747,363	$158,944,876	20,424,532	$210,670,060

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2011, the fund’s commitment fee and interest expense were $1,798 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	21,088,116	111,175,156	(98,962,648)	33,300,624

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,990	$33,300,624

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

Effective May 1, 2011, the Board of Trustees terminated the Fund’s subadvisory investment agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”) and MFS assumed responsibility for day-to-day management of the Fund. The Sun Capital portfolio manager who was responsible for the day-to-day management of the Fund became an employee of MFS on or about May 1, 2011 and continues to manage the Fund.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar

Board Review of Investment Advisory Agreement – continued

investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile

Board Review of Investment Advisory Agreement – continued

relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2010 relative to the Lipper performance universe. The Fund commenced operations in May 2006; therefore, no performance data for the five-year period was available for the Fund. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of

Board Review of Investment Advisory Agreement – continued

the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Government Securities Fund

SEMIANNUAL REPORT

August 31, 2011

MFG-SEM

MFS® GOVERNMENT SECURITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	43.3%
U.S. Treasury Securities	37.6%
U.S. Government Agencies	8.0%
Commercial Mortgage-Backed Securities	1.4%
Municipal Bonds	0.7%
High Grade Corporates	0.5%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	0.5%
BBB	0.3%
U.S. Government	38.1%
Federal Agencies	51.3%
Not Rated	(0.5)%
Cash & Other	8.5%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	5.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 8/31/11.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2011 through August 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/11	Ending Account Value 8/31/11	Expenses Paid During Period (p) 3/01/11-8/31/11
A	Actual	0.86%	$1,000.00	$1,052.17	$4.44
	Hypothetical (h)	0.86%	$1,000.00	$1,020.81	$4.37
B	Actual	1.61%	$1,000.00	$1,049.34	$8.29
	Hypothetical (h)	1.61%	$1,000.00	$1,017.04	$8.16
C	Actual	1.61%	$1,000.00	$1,048.20	$8.29
	Hypothetical (h)	1.61%	$1,000.00	$1,017.04	$8.16
I	Actual	0.60%	$1,000.00	$1,054.51	$3.10
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05
R1	Actual	1.61%	$1,000.00	$1,049.35	$8.29
	Hypothetical (h)	1.61%	$1,000.00	$1,017.04	$8.16
R2	Actual	1.11%	$1,000.00	$1,051.94	$5.73
	Hypothetical (h)	1.11%	$1,000.00	$1,019.56	$5.63
R3	Actual	0.86%	$1,000.00	$1,053.21	$4.44
	Hypothetical (h)	0.86%	$1,000.00	$1,020.81	$4.37
R4	Actual	0.60%	$1,000.00	$1,053.47	$3.10
	Hypothetical (h)	0.60%	$1,000.00	$1,022.12	$3.05

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

8/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.5%
Issuer	Shares/Par	Value ($)

Agency - Other - 5.4%
Financing Corp., 10.7%, 2017	$14,360,000	$21,566,574
Financing Corp., 9.4%, 2018	11,750,000	16,912,938
Financing Corp., 9.8%, 2018	14,975,000	22,120,606
Financing Corp., 10.35%, 2018	15,165,000	23,249,674
Financing Corp., STRIPS, 0%, 2017	18,780,000	16,841,923

		$100,691,715
Asset-Backed & Securitized - 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,425,646
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	9,901,928
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	5,431,290	5,741,775
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.185%, 2051	5,341,614	5,674,183

		$25,743,532
Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,409,441
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	925,999
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	2,984,190

		$9,319,630
Mortgage-Backed - 43.2%
Fannie Mae, 5.503%, 2011	$1,743,000	$1,742,292
Fannie Mae, 4.719%, 2012	711,036	726,510
Fannie Mae, 4.73%, 2012	2,572,883	2,651,212
Fannie Mae, 4.768%, 2012	648,523	662,559
Fannie Mae, 6.005%, 2012	1,130,296	1,129,397
Fannie Mae, 6.26%, 2012	356,697	359,301
Fannie Mae, 4.325%, 2013	1,577,930	1,638,303
Fannie Mae, 4.35%, 2013	844,748	884,081
Fannie Mae, 4.374%, 2013	2,343,325	2,447,421
Fannie Mae, 4.518%, 2013	507,875	525,542

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.542%, 2013	$2,529,181	$2,624,901
Fannie Mae, 4.845%, 2013	3,487,274	3,661,049
Fannie Mae, 5%, 2013 - 2041	76,497,413	82,586,539
Fannie Mae, 5.06%, 2013 - 2017	3,212,587	3,458,312
Fannie Mae, 5.159%, 2013	1,996,706	2,125,660
Fannie Mae, 5.37%, 2013 - 2018	3,728,694	4,039,053
Fannie Mae, 4.562%, 2014	2,055,294	2,199,097
Fannie Mae, 4.6%, 2014	1,694,749	1,806,561
Fannie Mae, 4.609%, 2014	5,525,025	5,906,532
Fannie Mae, 4.77%, 2014	1,456,377	1,568,993
Fannie Mae, 4.82%, 2014 - 2015	4,907,985	5,355,789
Fannie Mae, 4.842%, 2014	7,965,382	8,553,824
Fannie Mae, 4.873%, 2014	5,153,664	5,439,232
Fannie Mae, 4.92%, 2014	640,614	676,524
Fannie Mae, 4.935%, 2014	735,312	784,667
Fannie Mae, 5.1%, 2014 - 2019	3,754,980	4,080,652
Fannie Mae, 4.56%, 2015	2,194,852	2,382,927
Fannie Mae, 4.563%, 2015	711,342	765,869
Fannie Mae, 4.62%, 2015	3,136,205	3,399,755
Fannie Mae, 4.665%, 2015	1,483,483	1,614,480
Fannie Mae, 4.69%, 2015	1,208,779	1,314,342
Fannie Mae, 4.7%, 2015	2,100,252	2,280,604
Fannie Mae, 4.74%, 2015	1,685,853	1,842,722
Fannie Mae, 4.78%, 2015	1,830,798	2,010,957
Fannie Mae, 4.79%, 2015	1,893,684	2,080,505
Fannie Mae, 4.81%, 2015	1,760,467	1,934,814
Fannie Mae, 4.815%, 2015	1,936,154	2,122,557
Fannie Mae, 4.85%, 2015	1,356,085	1,478,869
Fannie Mae, 4.87%, 2015	1,292,513	1,416,269
Fannie Mae, 4.89%, 2015	1,197,146	1,308,352
Fannie Mae, 4.893%, 2015	3,384,262	3,742,339
Fannie Mae, 5.465%, 2015	5,272,161	5,880,091
Fannie Mae, 4.5%, 2016 - 2041	52,122,524	55,448,130
Fannie Mae, 5.08%, 2016 - 2019	2,043,066	2,282,073
Fannie Mae, 5.09%, 2016	600,000	669,716
Fannie Mae, 5.152%, 2016	1,128,553	1,274,107
Fannie Mae, 5.27%, 2016	644,651	718,911
Fannie Mae, 5.272%, 2016	1,338,920	1,513,343
Fannie Mae, 5.35%, 2016	1,785,945	2,001,828
Fannie Mae, 5.424%, 2016	4,286,847	4,801,277
Fannie Mae, 5.45%, 2016	690,000	773,254
Fannie Mae, 5.724%, 2016	3,689,356	4,110,667

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 6.5%, 2016 - 2037	$16,479,081	$18,666,014
Fannie Mae, 3.308%, 2017	4,964,031	5,232,434
Fannie Mae, 4.989%, 2017	4,425,062	4,815,497
Fannie Mae, 5.05%, 2017 - 2019	3,039,672	3,403,578
Fannie Mae, 5.3%, 2017	753,538	846,815
Fannie Mae, 5.38%, 2017	1,989,844	2,237,069
Fannie Mae, 5.5%, 2017 - 2038	123,508,706	135,799,548
Fannie Mae, 5.506%, 2017	1,459,691	1,666,753
Fannie Mae, 6%, 2017 - 2037	40,658,444	45,225,951
Fannie Mae, 3.8%, 2018	1,737,215	1,867,114
Fannie Mae, 3.91%, 2018	1,654,997	1,786,744
Fannie Mae, 3.99%, 2018	1,600,000	1,731,918
Fannie Mae, 4%, 2018	1,622,943	1,760,338
Fannie Mae, 4.19%, 2018	910,668	996,324
Fannie Mae, 5.16%, 2018	813,584	910,278
Fannie Mae, 5.68%, 2018	1,124,531	1,269,749
Fannie Mae, 4.67%, 2019	1,180,000	1,312,281
Fannie Mae, 4.83%, 2019	1,612,620	1,804,965
Fannie Mae, 4.84%, 2019	622,264	696,357
Fannie Mae, 4.876%, 2019	5,312,053	5,938,292
Fannie Mae, 4.94%, 2019	427,067	479,992
Fannie Mae, 5.28%, 2019	582,775	661,946
Fannie Mae, 5.47%, 2019	388,324	433,836
Fannie Mae, 5.6%, 2019	1,405,350	1,570,147
Fannie Mae, 3.87%, 2020	1,882,634	1,997,428
Fannie Mae, 4.14%, 2020	1,157,906	1,248,806
Fannie Mae, 4.88%, 2020	999,139	1,097,655
Fannie Mae, 5.19%, 2020	2,044,753	2,289,329
Fannie Mae, 7.5%, 2024 - 2031	423,390	495,513
Fannie Mae, 4.5%, 2025	2,834,843	3,025,283
Freddie Mac, 4.375%, 2015	479,320	482,317
Freddie Mac, 4.5%, 2016 - 2028	13,562,565	14,323,342
Freddie Mac, 5%, 2016 - 2040	37,965,073	40,859,403
Freddie Mac, 6.5%, 2016 - 2038	4,984,317	5,616,462
Freddie Mac, 6%, 2017 - 2038	33,468,478	37,216,128
Freddie Mac, 3.154%, 2018	5,293,000	5,502,603
Freddie Mac, 4.186%, 2019	2,800,000	3,072,574
Freddie Mac, 5.085%, 2019	6,865,000	7,737,698
Freddie Mac, 2.757%, 2020	7,763,922	8,025,249
Freddie Mac, 3.32%, 2020	7,812,232	8,270,174
Freddie Mac, 4.224%, 2020	4,281,146	4,658,130
Freddie Mac, 4.251%, 2020	3,106,000	3,388,414

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5.5%, 2021 - 2038	$48,344,896	$53,128,954
Freddie Mac, 4%, 2025	13,056,768	13,746,210
Freddie Mac, 3.882%, 2017	5,323,000	5,774,176
Ginnie Mae, 4%, 2032	195,950	197,932
Ginnie Mae, 5.5%, 2033 - 2038	24,232,748	27,132,576
Ginnie Mae, 4.5%, 2039 - 2040	21,020,866	22,838,135
Ginnie Mae, 5.612%, 2058	11,908,350	12,702,750
Ginnie Mae, 6.357%, 2058	6,088,286	6,572,970
Ginnie Mae, TBA, 4.5%, 2041	7,980,000	8,633,363

		$797,950,275
U.S. Government Agencies and Equivalents - 2.4%
Aid-Egypt, 4.45%, 2015	$6,204,000	$7,036,391
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,106,000	1,091,213
Small Business Administration, 6.35%, 2021	1,138,708	1,252,916
Small Business Administration, 6.34%, 2021	1,296,543	1,427,809
Small Business Administration, 6.44%, 2021	1,218,206	1,344,803
Small Business Administration, 6.625%, 2021	1,348,887	1,494,524
Small Business Administration, 6.07%, 2022	1,513,213	1,663,621
Small Business Administration, 4.98%, 2023	1,620,223	1,759,451
Small Business Administration, 4.89%, 2023	3,686,408	3,996,629
Small Business Administration, 4.77%, 2024	3,333,867	3,607,660
Small Business Administration, 5.52%, 2024	2,297,150	2,487,605
Small Business Administration, 4.99%, 2024	2,957,063	3,217,746
Small Business Administration, 4.86%, 2024	2,197,415	2,385,575
Small Business Administration, 4.86%, 2025	3,201,113	3,477,775
Small Business Administration, 5.11%, 2025	2,867,219	3,134,036
U.S. Department of Housing & Urban Development, 6.36%, 2016	4,599,000	4,636,431
U.S. Department of Housing & Urban Development, 6.59%, 2016	350,000	352,028

		$44,366,213
U.S. Treasury Obligations - 37.9%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,553,939
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,997,487
U.S. Treasury Bonds, 6%, 2026	5,933,000	8,156,024
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	10,033,454
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,321,353
U.S. Treasury Bonds, 5.25%, 2029 (f)	50,213,000	64,861,086
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,569,428
U.S. Treasury Bonds, 4.5%, 2036	2,662,000	3,129,514
U.S. Treasury Bonds, 5%, 2037	4,133,000	5,216,623
U.S. Treasury Bonds, 4.375%, 2038	13,550,000	15,557,094
U.S. Treasury Bonds, 4.5%, 2039	54,387,300	63,531,165

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 0.75%, 2011	$45,000,000	$45,079,110
U.S. Treasury Notes, 1.125%, 2012	12,294,000	12,342,979
U.S. Treasury Notes, 1.375%, 2012	37,757,100	37,982,774
U.S. Treasury Notes, 1.375%, 2012	64,159,000	64,735,404
U.S. Treasury Notes, 1.375%, 2013	16,769,000	17,045,420
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,845,968
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,751,464
U.S. Treasury Notes, 3.125%, 2013	48,289,000	51,220,287
U.S. Treasury Notes, 4%, 2014	2,232,000	2,436,891
U.S. Treasury Notes, 1.875%, 2014	85,109,000	88,719,494
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,845,299
U.S. Treasury Notes, 4%, 2015	13,740,000	15,403,832
U.S. Treasury Notes, 2.125%, 2015	30,312,000	32,099,802
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,177,815
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,767,696
U.S. Treasury Notes, 2.625%, 2018	2,713,000	2,916,475
U.S. Treasury Notes, 2.75%, 2019	1,746,600	1,884,417
U.S. Treasury Notes, 3.125%, 2019	23,276,000	25,705,433
U.S. Treasury Notes, 3.5%, 2020	65,147,000	73,326,206

		$701,213,933
Municipals - 0.7%
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2020	$10,035,000	$12,347,566
Total Bonds (Identified Cost, $1,577,100,141)		$1,691,632,864

Money Market Funds (v) - 8.5%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value	157,301,761	$157,301,761
Total Investments (Identified Cost, $1,734,401,902)		$1,848,934,625

Other Assets, Less Liabilities - (0.0)%		(127,158)
Net Assets - 100.0%		$1,848,807,467

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,091,213, representing 0.06% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Derivative Contracts at 8/31/11

Futures Contracts Outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	74	$9,548,313	December - 2011	$898

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,577,100,141)	$1,691,632,864
Underlying affiliated funds, at cost and value	157,301,761
Total investments, at value (identified cost, $1,734,401,902)	$1,848,934,625
Cash	3,018
Receivables for
Daily variation margin on open futures contracts	28,907
Fund shares sold	2,433,907
Interest	9,105,388
Other assets	4,003
Total assets	$1,860,509,848
Liabilities
Payables for
Distributions	$813,991
TBA purchase commitments	8,385,234
Fund shares reacquired	1,841,868
Payable to affiliates
Investment adviser	41,972
Shareholder servicing costs	380,412
Distribution and service fees	26,756
Payable for independent Trustees’ compensation	79,492
Accrued expenses and other liabilities	132,656
Total liabilities	$11,702,381
Net assets	$1,848,807,467
Net assets consist of
Paid-in capital	$1,759,309,169
Unrealized appreciation (depreciation) on investments	114,533,621
Accumulated net realized gain (loss) on investments	(25,489,516)
Undistributed net investment income	454,193
Net assets	$1,848,807,467
Shares of beneficial interest outstanding	176,086,990

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$940,655,913	89,587,867	$10.50
Class B	47,646,898	4,543,714	10.49
Class C	105,165,075	9,995,270	10.52
Class I	481,594,088	45,872,465	10.50
Class R1	6,998,621	667,250	10.49
Class R2	145,499,341	13,872,130	10.49
Class R3	85,670,363	8,161,057	10.50
Class R4	35,577,168	3,387,237	10.50

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.02 [100 / 95.25 x $10.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$32,713,470
Other	7,928
Dividends from underlying affiliated funds	92,985
Total investment income	$32,814,383
Expenses
Management fee	$3,587,268
Distribution and service fees	2,395,376
Shareholder servicing costs	1,310,281
Administrative services fee	134,328
Independent Trustees’ compensation	24,896
Custodian fee	120,512
Shareholder communications	70,448
Auditing fees	25,578
Legal fees	15,580
Miscellaneous	126,684
Total expenses	$7,810,951
Fees paid indirectly	(130)
Reduction of expenses by investment adviser	(4,886)
Net expenses	$7,805,935
Net investment income	$25,008,448
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$12,823,449
Futures contracts	(542,309)
Net realized gain (loss) on investments	$12,281,140
Change in unrealized appreciation (depreciation)
Investments	$54,532,224
Futures contracts	898
Net unrealized gain (loss) on investments	$54,533,122
Net realized and unrealized gain (loss) on investments	$66,814,262
Change in net assets from operations	$91,822,710

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/11 (unaudited)	Year ended 2/28/11
From operations
Net investment income	$25,008,448	$48,578,197
Net realized gain (loss) on investments	12,281,140	4,294,700
Net unrealized gain (loss) on investments	54,533,122	(7,709,733)
Change in net assets from operations	$91,822,710	$45,163,164
Distributions declared to shareholders
From net investment income	$(26,572,929)	$(52,591,517)
Change in net assets from fund share transactions	$39,493,302	$180,029,376
Total change in net assets	$104,743,083	$172,601,023
Net assets
At beginning of period	1,744,064,384	1,571,463,361
At end of period (including undistributed net investment income of $454,193 and $2,018,674, respectively)	$1,848,807,467	$1,744,064,384

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class A			2011		2010	2009	2008	2007

Net asset value, beginning of period	$10.13		$10.15		$9.92	$9.78	$9.48	$9.47
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30		$0.35	$0.39	$0.41	$0.40
Net realized and unrealized gain (loss) on investments	0.37		(0.00	)(w)	0.27	0.17	0.33	0.04
Total from investment operations	$0.52		$0.30		$0.62	$0.56	$0.74	$0.44
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)		$(0.39)	$(0.42)	$(0.44)	$(0.43)
Net asset value, end of period	$10.50		$10.13		$10.15	$9.92	$9.78	$9.48
Total return (%) (r)(s)(t)(x)	5.22	(n)	2.96		6.31	5.95	8.02	4.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87		0.88	0.91	0.84	0.88
Expenses after expense reductions (f)	0.86	(a)	0.87		0.88	0.80	0.73	0.78
Net investment income	2.81	(a)	2.88		3.49	3.98	4.35	4.29
Portfolio turnover	24		34		32	57	55	14
Net assets at end of period (000 omitted)	$940,656		$915,576		$923,918	$888,523	$740,620	$731,126

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class B			2011		2010	2009	2008	2007

Net asset value, beginning of period	$10.11		$10.14		$9.91	$9.77	$9.47	$9.46
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22		$0.28	$0.32	$0.34	$0.33
Net realized and unrealized gain (loss) on investments	0.39		(0.01)		0.26	0.17	0.33	0.04
Total from investment operations	$0.50		$0.21		$0.54	$0.49	$0.67	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.31)	$(0.35)	$(0.37)	$(0.36)
Net asset value, end of period	$10.49		$10.11		$10.14	$9.91	$9.77	$9.47
Total return (%) (r)(s)(t)(x)	4.93	(n)	2.09		5.52	5.16	7.22	3.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62		1.63	1.66	1.59	1.64
Expenses after expense reductions (f)	1.61	(a)	1.62		1.63	1.55	1.49	1.54
Net investment income	2.07	(a)	2.15		2.75	3.25	3.61	3.55
Portfolio turnover	24		34		32	57	55	14
Net assets at end of period (000 omitted)	$47,647		$53,577		$74,842	$102,852	$94,206	$124,277

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class C			2011		2010	2009	2008	2007

Net asset value, beginning of period	$10.15		$10.17		$9.95	$9.81	$9.51	$9.50
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22		$0.27	$0.31	$0.34	$0.33
Net realized and unrealized gain (loss) on investments	0.38		(0.00	)(w)	0.26	0.18	0.33	0.04
Total from investment operations	$0.49		$0.22		$0.53	$0.49	$0.67	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.31)	$(0.35)	$(0.37)	$(0.36)
Net asset value, end of period	$10.52		$10.15		$10.17	$9.95	$9.81	$9.51
Total return (%) (r)(s)(t)(x)	4.82	(n)	2.19		5.40	5.16	7.21	3.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62		1.62	1.66	1.59	1.64
Expenses after expense reductions (f)	1.61	(a)	1.62		1.62	1.55	1.49	1.54
Net investment income	2.06	(a)	2.12		2.71	3.21	3.59	3.55
Portfolio turnover	24		34		32	57	55	14
Net assets at end of period (000 omitted)	$105,165		$111,328		$116,622	$92,046	$35,316	$27,529

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class I			2011		2010	2009	2008	2007

Net asset value, beginning of period	$10.12		$10.15		$9.92	$9.78	$9.48	$9.47
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32		$0.38	$0.41	$0.44	$0.42
Net realized and unrealized gain (loss) on investments	0.39		(0.00	)(w)	0.26	0.18	0.32	0.04
Total from investment operations	$0.55		$0.32		$0.64	$0.59	$0.76	$0.46
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)		$(0.41)	$(0.45)	$(0.46)	$(0.45)
Net asset value, end of period	$10.50		$10.12		$10.15	$9.92	$9.78	$9.48
Total return (%) (r)(s)(x)	5.45	(n)	3.11		6.57	6.21	8.28	5.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.62		0.63	0.66	0.59	0.63
Expenses after expense reductions (f)	0.60	(a)	0.62		0.63	0.55	0.48	0.53
Net investment income	3.06	(a)	3.13		3.73	4.26	4.61	4.54
Portfolio turnover	24		34		32	57	55	14
Net assets at end of period (000 omitted)	$481,594		$434,682		$318,667	$286,371	$449,109	$432,536

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class R1			2011		2010	2009	2008	2007

Net asset value, beginning of period	$10.11		$10.14		$9.91	$9.77	$9.48	$9.46
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22		$0.28	$0.32	$0.33	$0.32
Net realized and unrealized gain (loss) on investments	0.39		(0.01)		0.26	0.17	0.32	0.05
Total from investment operations	$0.50		$0.21		$0.54	$0.49	$0.65	$0.37
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.31)	$(0.35)	$(0.36)	$(0.35)
Net asset value, end of period	$10.49		$10.11		$10.14	$9.91	$9.77	$9.48
Total return (%) (r)(s)(x)	4.93	(n)	2.09		5.52	5.16	7.00	3.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62		1.63	1.66	1.68	1.82
Expenses after expense reductions (f)	1.61	(a)	1.62		1.63	1.55	1.58	1.62
Net investment income	2.07	(a)	2.14		2.74	3.24	3.45	3.45
Portfolio turnover	24		34		32	57	55	14
Net assets at end of period (000 omitted)	$6,999		$7,219		$6,246	$5,713	$3,832	$586

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class R2			2011		2010	2009	2008	2007

Net asset value, beginning of period	$10.11		$10.14		$9.91	$9.77	$9.48	$9.47
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27		$0.32	$0.36	$0.37	$0.37
Net realized and unrealized gain (loss) on investments	0.39		(0.01)		0.27	0.18	0.32	0.03
Total from investment operations	$0.52		$0.26		$0.59	$0.54	$0.69	$0.40
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)		$(0.36)	$(0.40)	$(0.40)	$(0.39)
Net asset value, end of period	$10.49		$10.11		$10.14	$9.91	$9.77	$9.48
Total return (%) (r)(s)(x)	5.19	(n)	2.60		6.04	5.69	7.51	4.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.12		1.13	1.16	1.19	1.37
Expenses after expense reductions (f)	1.11	(a)	1.12		1.12	1.05	1.09	1.17
Net investment income	2.56	(a)	2.62		3.22	3.74	3.95	3.89
Portfolio turnover	24		34		32	57	55	14
Net assets at end of period (000 omitted)	$145,499		$123,672		$73,052	$35,616	$13,863	$3,928

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class R3			2011		2010	2009	2008	2007

Net asset value, beginning of period	$10.12		$10.15		$9.92	$9.78	$9.48	$9.48
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29		$0.35	$0.39	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	0.39		(0.00	)(w)	0.27	0.17	0.33	0.02
Total from investment operations	$0.53		$0.29		$0.62	$0.56	$0.73	$0.41
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)		$(0.39)	$(0.42)	$(0.43)	$(0.41)
Net asset value, end of period	$10.50		$10.12		$10.15	$9.92	$9.78	$9.48
Total return (%) (r)(s)(x)	5.32	(n)	2.86		6.31	5.95	7.88	4.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87		0.88	0.91	0.95	1.02
Expenses after expense reductions (f)	0.86	(a)	0.87		0.87	0.80	0.85	0.92
Net investment income	2.80	(a)	2.87		3.47	3.98	4.21	4.15
Portfolio turnover	24		34		32	57	55	14
Net assets at end of period (000 omitted)	$85,670		$70,988		$46,780	$25,009	$15,317	$8,108

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/29, 2/28
Class R4			2011		2010	2009	2008	2007

Net asset value, beginning of period	$10.13		$10.15		$9.93	$9.78	$9.51	$9.47
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32		$0.37	$0.41	$0.43	$0.42
Net realized and unrealized gain (loss) on investments	0.38		0.01	(g)	0.26	0.19	0.29	0.06
Total from investment operations	$0.54		$0.33		$0.63	$0.60	$0.72	$0.48
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)		$(0.41)	$(0.45)	$(0.45)	$(0.44)
Net asset value, end of period	$10.50		$10.13		$10.15	$9.93	$9.78	$9.51
Total return (%) (r)(s)(x)	5.35	(n)	3.22		6.46	6.32	7.85	5.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.63		0.63	0.66	0.65	0.73
Expenses after expense reductions (f)	0.60	(a)	0.63		0.62	0.55	0.55	0.63
Net investment income	3.06	(a)	3.10		3.71	4.23	4.47	4.44
Portfolio turnover	24		34		32	57	55	14
Net assets at end of period (000 omitted)	$35,577		$27,022		$11,337	$4,361	$3,772	$54

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Government Securities Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as

20

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

21

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$846,271,861	$—	$846,271,861
Municipal Bonds	—	12,347,566	—	12,347,566
Corporate Bonds	—	9,319,630	—	9,319,630
Residential Mortgage-Backed Securities	—	797,950,275	—	797,950,275
Commercial Mortgage-Backed Securities	—	25,743,532	—	25,743,532
Mutual Funds	157,301,761	—	—	157,301,761
Total Investments	$157,301,761	$1,691,632,864	$—	$1,848,934,625

Other Financial Instruments
Futures	$898	$—	$—	$898

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the

22

Notes to Financial Statements (unaudited) – continued

security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Interest Rate	Interest Rate Futures	$898

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Investment Transactions (Purchased Options)
Interest Rate	$(542,309)	$3,915

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Interest Rate	$898	$2,792

23

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

24

Notes to Financial Statements (unaudited) – continued

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

25

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the

26

Notes to Financial Statements (unaudited) – continued

fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/11
Ordinary income (including any short-term capital gains)	$52,591,517

27

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/11
Cost of investments	$1,752,900,441
Gross appreciation	97,048,550
Gross depreciation	(1,014,366)
Net unrealized appreciation (depreciation)	$96,034,184

As of 2/28/11
Undistributed ordinary income	6,353,025
Capital loss carryforwards	(19,521,141)
Post-October capital loss deferral	(568,797)
Other temporary differences	(5,284,930)
Net unrealized appreciation (depreciation)	43,270,360

As of February 28, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

2/28/13	$(5,766,968)
2/28/14	(6,955,037)
2/28/15	(6,799,136)
Total	$(19,521,141)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/11	Year ended 2/28/11
Class A	$13,749,030	$29,917,744
Class B	551,516	1,583,311
Class C	1,179,317	2,969,622
Class I	7,496,101	12,384,622
Class R1	78,866	160,835
Class R2	1,855,078	2,983,568
Class R3	1,138,650	1,912,136
Class R4	524,371	679,679
Total	$26,572,929	$52,591,517

28

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

Prior to July 1, 2011, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%

This written agreement terminated on June 30, 2011. For the period March 1, 2011 through June 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $78,149 for the six months ended August 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,153,425
Class B	0.75%	0.25%	1.00%	1.00%	246,154
Class C	0.75%	0.25%	1.00%	1.00%	525,759
Class R1	0.75%	0.25%	1.00%	1.00%	35,197
Class R2	0.25%	0.25%	0.50%	0.50%	339,288
Class R3	—	0.25%	0.25%	0.25%	95,553
Total Distribution and Service Fees					$2,395,376

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2011 based on each class’ average daily net assets.

29

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2011, were as follows:

Amount
Class A	$5,156
Class B	47,781
Class C	14,946

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2011, the fee was $356,546, which equated to 0.0399% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended August 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $761,298.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended August 31, 2011, these costs for the fund amounted to $192,437 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2011 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

30

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,502 and the Retirement Deferral plan resulted in an expense of $1,725. Both amounts are included in independent Trustees’ compensation for the six months ended August 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $78,398 at August 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,155 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,886, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

31

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$364,900,172	$413,009,647
Investments (non-U.S. Government securities)	$12,212,595	$13,511,813

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/11		Year ended 2/28/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,568,071	$119,007,454	26,667,083	$273,592,738
Class B	546,769	5,638,878	1,553,300	15,930,201
Class C	1,580,769	16,344,950	5,026,803	51,750,174
Class I	4,331,457	44,069,480	14,001,097	143,194,324
Class R1	114,548	1,170,587	394,547	4,040,808
Class R2	3,317,106	33,963,899	7,708,713	78,920,205
Class R3	2,607,057	26,802,003	4,462,455	45,744,844
Class R4	1,605,430	16,405,227	3,137,352	32,426,895
	25,671,207	$263,402,478	62,951,350	$645,600,189
Shares issued to shareholders in reinvestment of distributions
Class A	959,642	$9,851,795	2,092,509	$21,483,496
Class B	44,386	455,047	125,859	1,290,097
Class C	72,219	742,822	177,402	1,825,956
Class I	701,346	7,202,347	1,147,562	11,772,037
Class R1	7,629	78,241	15,593	159,915
Class R2	161,142	1,653,577	251,598	2,579,819
Class R3	110,466	1,134,863	185,930	1,908,299
Class R4	46,138	474,127	48,348	496,050
	2,102,968	$21,592,819	4,044,801	$41,515,669

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/11		Year ended 2/28/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,366,926)	$(137,137,987)	(29,372,786)	$(300,393,949)
Class B	(1,345,648)	(13,748,970)	(3,764,909)	(38,469,699)
Class C	(2,629,525)	(26,929,656)	(5,698,132)	(58,177,566)
Class I	(2,098,053)	(21,555,971)	(3,614,436)	(37,064,519)
Class R1	(168,629)	(1,721,146)	(312,562)	(3,204,492)
Class R2	(1,833,591)	(18,795,902)	(2,938,760)	(30,064,238)
Class R3	(1,569,058)	(16,081,616)	(2,245,914)	(22,908,988)
Class R4	(931,954)	(9,530,747)	(1,634,929)	(16,803,031)
	(23,943,384)	$(245,501,995)	(49,582,428)	$(507,086,482)
Net change
Class A	(839,213)	$(8,278,738)	(613,194)	$(5,317,715)
Class B	(754,493)	(7,655,045)	(2,085,750)	(21,249,401)
Class C	(976,537)	(9,841,884)	(493,927)	(4,601,436)
Class I	2,934,750	29,715,856	11,534,223	117,901,842
Class R1	(46,452)	(472,318)	97,578	996,231
Class R2	1,644,657	16,821,574	5,021,551	51,435,786
Class R3	1,148,465	11,855,250	2,402,471	24,744,155
Class R4	719,614	7,348,607	1,550,771	16,119,914
	3,830,791	$39,493,302	17,413,723	$180,029,376

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and the MFS Conservative Allocation Fund were the owners of record of approximately 16% and 8%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for

33

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2011, the fund’s commitment fee and interest expense were $8,244 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Fair Fund Settlement

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, any undistributed amounts could be designated “residual” and distributed to the fund and certain other affected MFS retail funds for the benefit of fund shareholders. In November 2010, the SEC issued an order designating certain undistributed amounts residual and ordering that such amounts be distributed to the affected MFS retail funds. The SEC order designated other undistributed amounts for use in funding certain additional distribution efforts to eligible shareholders. As a result of the SEC’s approval of the residual payments, the fund received $32,855 in November 2010. These additional distribution efforts were completed in 2011. The final residual payment of $19,580 was recorded by the fund in August 2011, in accordance with an SEC order designating remaining undistributed amounts as residual and ordering that such amounts be distributed to the affected MFS retail funds. No further residual amounts are to be received by the fund.

34

Notes to Financial Statements (unaudited) – continued

(8)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	162,661,736	275,847,821	(281,207,796)	157,301,761

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$92,985	$157,301,761

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent advisory group, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

36

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ

37

Board Review of Investment Advisory Agreement – continued

from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

38

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

39

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

40

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global Real Estate Fund

SEMIANNUAL REPORT

August 31, 2011

GRE-SEM

MFS® GLOBAL REAL ESTATE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	4.7%
Sun Hung Kai Properties Ltd.	4.2%
Unibail-Rodamco	3.5%
BR Malls Participacoes S.A.	3.1%
Link, REIT	2.9%
Westfield Group, REIT	2.9%
Mitsui Fudosan Co. Ltd.	2.8%
Atrium European Real Estate Ltd.	2.5%
BioMed Realty Trust, Inc., REIT	2.5%
Mitsubishi Estate Co. Ltd.	2.4%

Equity industries
Real estate	96.4%
Forest & Paper Products	1.4%

Issuer country weightings (x)
United States	47.1%
Hong Kong	12.2%
Japan	10.1%
Australia	8.9%
United Kingdom	6.1%
France	3.5%
Singapore	3.4%
Brazil	3.1%
Austria	2.5%
Other Countries	3.1%

Currency exposure weightings (y)
United States Dollar	47.1%
Hong Kong Dollar	12.2%
Japanese Yen	10.1%
Australian Dollar	8.9%
Euro	8.5%
British Pound Sterling	6.1%
Singapore Dollar	3.4%
Brazilian Real	3.1%
Canadian Dollar	0.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 8/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2011 through August 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/11	Ending Account Value 8/31/11	Expenses Paid During Period (p) 3/01/11-8/31/11
A	Actual	1.24%	$1,000.00	$940.95	$6.05
	Hypothetical (h)	1.24%	$1,000.00	$1,018.90	$6.29
I	Actual	0.99%	$1,000.00	$942.04	$4.83
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

8/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
Issuer	Shares/Par	Value ($)

Forest & Paper Products - 1.4%
Weyerhaeuser Co.	169,649	$3,058,771

Real Estate - 96.4%
Advance Residence Investment Corp., REIT	897	$1,874,509
Alexandria Real Estate Equities, Inc., REIT	22,008	1,602,402
Annaly Mortgage Management, Inc., REIT	62,740	1,137,476
Associated Estates Realty Corp., REIT	34,051	602,703
Atrium European Real Estate Ltd.	975,960	5,271,398
Beni Stabili S.p.A.	2,310,513	1,735,865
Big Yellow Group PLC, REIT	921,750	3,936,705
BioMed Realty Trust, Inc., REIT	286,433	5,238,860
Boardwalk, REIT	24,005	1,228,562
Boston Properties, Inc., REIT	38,213	3,985,234
BR Malls Participacoes S.A.	598,471	6,673,070
British Land Co. PLC, REIT	210,163	1,838,840
Capital & Counties Properties PLC	350,365	956,633
CapitaLand Ltd.	1,871,030	4,070,496
CFS Retail Property Trust, REIT	1,868,783	3,609,058
Corio N.V., REIT	61,493	3,578,882
Cousins Properties, Inc., REIT	242,117	1,748,085
Digital Realty Trust, Inc., REIT	69,121	4,129,980
Douglas Emmett, Inc., REIT	85,266	1,538,199
Duke Realty Corp., REIT	113,079	1,342,248
DuPont Fabros Technology, Inc., REIT	124,231	2,875,948
Entertainment Properties Trust, REIT	76,165	3,208,831
Equity Lifestyle Properties, Inc., REIT	56,986	3,927,475
Equity Residential, REIT	25,435	1,556,113
Federal Realty Investment Trust, REIT	14,555	1,317,955
Global Logistic Properties Ltd. (a)	2,222,901	3,091,961
Hang Lung Properties Ltd.	774,256	2,882,653
HCP, Inc., REIT	30,492	1,136,742
Henderson Land Development Co. Ltd.	435,518	2,553,795
Home Properties, Inc., REIT	61,983	4,144,803
Host Hotels & Resorts, Inc., REIT	179,786	2,126,868
Kenedix Realty Investment Corp., REIT	530	1,884,934
Kimco Realty Corp., REIT	104,055	1,841,773
Land Securities Group PLC	191,744	2,292,416
Link, REIT	1,775,526	6,201,533
Mack-Cali Realty Corp., REIT	54,815	1,707,487

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Macquarie Goodman Group, REIT	3,620,002	$2,528,642
Medical Properties Trust, Inc., REIT	440,543	4,709,405
Mid-America Apartment Communities, Inc., REIT	58,841	4,205,955
Mitsubishi Estate Co. Ltd.	303,135	5,012,893
Mitsui Fudosan Co. Ltd.	347,274	5,881,431
New World Development Group	1,035,085	1,327,178
Nippon Building Fund, Inc., REIT	175	1,878,673
NTT Urban Development Corp.	3,116	2,374,506
Parkway Properties, Inc., REIT	207,651	2,819,901
Plum Creek Timber Co. Inc., REIT	55,114	2,092,678
Prologis, Inc., REIT	98,730	2,688,418
Public Storage, Inc., REIT	39,152	4,844,277
Ramco-Gershenson Properties Trust, REIT	171,224	1,772,168
SEGRO PLC, REIT	922,686	3,874,799
Simon Property Group, Inc., REIT	85,159	10,006,182
SL Green Realty Corp., REIT	17,353	1,253,581
Starwood Property Trust, Inc., REIT	68,670	1,270,395
Stockland, IEU	1,538,985	4,941,153
Sun Hung Kai Properties Ltd.	628,316	8,888,402
Tanger Factory Outlet Centers, Inc., REIT	62,452	1,756,775
Taubman Centers, Inc., REIT	41,455	2,389,052
Tokyo Tatemono Co. Ltd.	779,717	2,637,492
Unibail-Rodamco	34,680	7,500,077
Ventas, Inc., REIT	62,973	3,367,796
Vornado Realty Trust, REIT	47,423	4,074,110
Westfield Group, REIT	704,201	6,153,218
Westfield Retail Trust, REIT	616,667	1,732,704
Wharf Holdings Ltd.	613,596	3,924,470

		$204,756,823
Total Common Stocks (Identified Cost, $161,335,780)		$207,815,594

Money Market Funds (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value	3,694,155	$3,694,155
Total Investments (Identified Cost, $165,029,935)		$211,509,749

Other Assets, Less Liabilities - 0.4%		898,843
Net Assets - 100.0%		$212,408,592

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $161,335,780)	$207,815,594
Underlying affiliated funds, at cost and value	3,694,155
Total investments, at value (identified cost, $165,029,935)	$211,509,749
Foreign currency, at value (identified cost, $551,428)	567,850
Receivables for
Fund shares sold	303,175
Interest and dividends	105,253
Other assets	508
Total assets	$212,486,535
Liabilities
Payable for fund shares reacquired	$22,872
Payable to affiliates
Investment adviser	10,486
Shareholder servicing costs	14
Distribution and service fees	3
Payable for independent Trustees’ compensation	16
Accrued expenses and other liabilities	44,552
Total liabilities	$77,943
Net assets	$212,408,592
Net assets consist of
Paid-in capital	$171,102,286
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	46,499,484
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(8,081,346)
Undistributed net investment income	2,888,168
Net assets	$212,408,592
Shares of beneficial interest outstanding	15,704,026

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$222,674	16,489	$13.50
Class I	212,185,918	15,687,537	13.53

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.32 [100 / 94.25 x $13.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$4,113,799
Dividends from underlying affiliated funds	2,583
Foreign taxes withheld	(136,930)
Total investment income	$3,979,452
Expenses
Management fee	$988,013
Distribution and service fees	292
Shareholder servicing costs	60
Administrative services fee	21,011
Independent Trustees’ compensation	5,725
Custodian fee	28,248
Shareholder communications	3,991
Auditing fees	25,055
Legal fees	1,709
Miscellaneous	10,890
Total expenses	$1,084,994
Fees paid indirectly	(1,334)
Reduction of expenses by investment adviser	(617)
Net expenses	$1,083,043
Net investment income	$2,896,409
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$3,019,133
Foreign currency transactions	(2,323)
Net realized gain (loss) on investments and foreign currency transactions	$3,016,810
Change in unrealized appreciation (depreciation)
Investments	$(18,209,116)
Translation of assets and liabilities in foreign currencies	14,522
Net unrealized gain (loss) on investments and foreign currency translation	$(18,194,594)
Net realized and unrealized gain (loss) on investments and foreign currency	$(15,177,784)
Change in net assets from operations	$(12,281,375)

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/11 (unaudited)	Year ended 2/28/11
From operations
Net investment income	$2,896,409	$7,018,995
Net realized gain (loss) on investments and foreign currency transactions	3,016,810	14,789,575
Net unrealized gain (loss) on investments and foreign currency translation	(18,194,594)	19,301,428
Change in net assets from operations	$(12,281,375)	$41,109,998
Distributions declared to shareholders
From net investment income	$(1,100,105)	$(10,363,080)
From net realized gain on investments	(2,666,854)	(20,475,685)
Total distributions declared to shareholders	$(3,766,959)	$(30,838,765)
Change in net assets from fund share transactions	$12,138,600	$41,508,984
Total change in net assets	$(3,909,734)	$51,780,217
Net assets
At beginning of period	216,318,326	164,538,109
At end of period (including undistributed net investment income of $2,888,168 and $1,091,864, respectively)	$212,408,592	$216,318,326

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/11 (unaudited)		Years ended 2/28
Class A			2011	2010 (c)

Net asset value, beginning of period	$14.57		$14.02	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.49	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(1.00)		2.46	8.68
Total from investment operations	$(0.83)		$2.95	$9.10
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.77)	$(2.00)
From net realized gain on investments	(0.18)		(1.63)	(3.08)
Total distributions declared to shareholders	$(0.24)		$(2.40)	$(5.08)
Net asset value, end of period	$13.50		$14.57	$14.02
Total return (%) (r)(s)(t)(x)	(5.84	)(n)	23.61	91.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.28	(a)
Expenses after expense reductions (f)	1.24	(a)	1.25	1.28	(a)
Net investment income	2.39	(a)	3.45	2.89	(a)
Portfolio turnover	10		33	91
Net assets at end of period (000 omitted)	$223		$236	$191

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 8/31/11 (unaudited)		Years ended 2/28
Class I			2011	2010 (c)

Net asset value, beginning of period	$14.58		$14.03	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.54	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.99)		2.45	8.67
Total from investment operations	$(0.80)		$2.99	$9.14
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.81)	$(2.03)
From net realized gain on investments	(0.18)		(1.63)	(3.08)
Total distributions declared to shareholders	$(0.25)		$(2.44)	$(5.11)
Net asset value, end of period	$13.53		$14.58	$14.03
Total return (%) (r)(s)(x)	(5.66	)(n)	23.89	91.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	1.03	(a)
Expenses after expense reductions (f)	0.99	(a)	1.00	1.03	(a)
Net investment income	2.64	(a)	3.77	3.22	(a)
Portfolio turnover	10		33	91
Net assets at end of period (000 omitted)	$212,186		$216,082	$164,347

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 11, 2009, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Real Estate Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and

12

Notes to Financial Statements (unaudited) – continued

other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

13

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$95,478,646	$—	$—	$95,478,646
Hong Kong	—	25,778,031	—	25,778,031
Japan	1,878,673	19,665,765	—	21,544,438
Australia	—	18,964,775	—	18,964,775
United Kingdom	12,899,393	—	—	12,899,393
France	7,500,077	—	—	7,500,077
Singapore	4,070,496	3,091,961	—	7,162,457
Brazil	6,673,070	—	—	6,673,070
Austria	5,271,398	—	—	5,271,398
Other Countries	6,543,309	—	—	6,543,309
Mutual Funds	3,694,155	—	—	3,694,155
Total Investments	$144,009,217	$67,500,532	$—	$211,509,749

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

14

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

15

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/11
Ordinary income (including any short-term capital gains)	$26,689,299
Long-term capital gain	4,149,466
Total distributions	$30,838,765

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/11
Cost of investments	$176,784,676
Gross appreciation	43,114,294
Gross depreciation	(8,389,221)
Net unrealized appreciation (depreciation)	$34,725,073

As of 2/28/11
Undistributed ordinary income	1,516,372
Undistributed long-term capital gain	2,249,234
Other temporary differences	(1,982)
Net unrealized appreciation (depreciation)	53,591,016

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/11	Year ended 2/28/11	Six months ended 8/31/11	Year ended 2/28/11
Class A	$1,078	$11,221	$2,837	$22,957
Class I	1,099,027	10,351,859	2,664,017	20,452,728
Total	$1,100,105	$10,363,080	$2,666,854	$20,475,685

16

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended August 31, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Prior to May 1, 2011, the adviser and the fund had retained Sun Capital Advisers LLC, referred to as Sun Capital or the sub-adviser, as a sub-adviser to the fund. MFS paid a sub-advisory fee to Sun Capital at the following rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.33%
Average daily net assets in excess of $2.5 billion	0.29%

The sub-advisory agreement with Sun Capital was terminated effective May 1, 2011 and accordingly MFS no longer pays the sub-advisory fee to Sun Capital.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended August 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$292

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2011 based on each class’ average daily net assets.

17

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended August 31, 2011.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended August 31, 2011, these costs amounted to $60. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2011 was equivalent to an annual effective rate of 0.0191% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended August 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $778 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $617, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses

18

Notes to Financial Statements (unaudited) – continued

associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $33,799,569 and $21,891,359, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/11		Year ended 2/28/11
	Shares	Amount	Shares	Amount
Shares sold
Class I	907,337	$12,709,027	2,192,094	$30,476,722
Shares issued to shareholders in reinvestment of distributions
Class A	264	$3,915	2,584	$34,178
Class I	253,574	3,763,044	2,327,776	30,804,587
	253,838	$3,766,959	2,330,360	$30,838,765
Shares reacquired
Class I	(297,815)	$(4,337,386)	(1,412,034)	$(19,806,503)
Net change
Class A	264	$3,915	2,584	$34,178
Class I	863,096	12,134,685	3,107,836	41,474,806
	863,360	$12,138,600	3,110,420	$41,508,984

Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares were not publicly available for sale during the period. During the period, the fund’s Class I shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS

19

Notes to Financial Statements (unaudited) – continued

Moderate Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 37%, 25%, 25%, 6%, 2%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2050 Fund, MFS Lifetime 2010 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2011, the fund’s commitment fee and interest expense were $964 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,515,376	21,720,065	(22,541,286)	3,694,155

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,583	$3,694,155

20

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

Effective May 1, 2011, the Board of Trustees terminated the Fund’s subadvisory investment agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”) and MFS assumed responsibility for day-to-day management of the Fund. The Sun Capital portfolio manager who was responsible for the day-to-day management of the Fund became an employee of MFS on or about May 1, 2011 and continues to manage the Fund.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2010 and the investment performance of a group of funds with substantially similar

21

Board Review of Investment Advisory Agreement – continued

investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2010. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 11, 2009 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

22

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance, including that the Fund had only one calendar year of performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee was higher than the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate schedule on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

23

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

24

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

25

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® New Discovery Value Fund

SEMIANNUAL REPORT

August 31, 2011

NDV-SEM

MFS® NEW DISCOVERY VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Stamps.com, Inc.	1.8%
OBIC Co. Ltd.	1.6%
Fair Isaac Corp.	1.5%
Dun & Bradstreet Corp.	1.4%
Walter Investment Management Corp.	1.3%
CAI International, Inc.	1.3%
Ingram Micro, Inc., “A”	1.3%
WMS Industries, Inc.	1.3%
Hanesbrands, Inc.	1.2%
El Paso Electric Co.	1.2%

Equity sectors
Financial Services	24.5%
Technology	13.0%
Industrial Goods & Services	10.8%
Health Care	7.6%
Leisure	7.0%
Retailing	6.8%
Basic Materials	5.3%
Energy	5.3%
Utilities & Communications	5.3%
Special Products & Services	5.1%
Autos & Housing	3.1%
Consumer Staples	2.2%
Transportation	1.8%

Percentages are based on net assets as of 8/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 26, 2011 through August 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 26, 2011 through August 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/26/11	Ending Account Value 8/31/11	Expenses Paid During Period (p) 5/26/11-8/31/11
A	Actual	1.30%	$1,000.00	$872.00	$3.26
	Hypothetical (h)	1.30%	$1,000.00	$1,018.60	$6.60
B	Actual	2.05%	$1,000.00	$870.00	$5.13
	Hypothetical (h)	2.05%	$1,000.00	$1,014.83	$10.38
C	Actual	2.05%	$1,000.00	$870.00	$5.13
	Hypothetical (h)	2.05%	$1,000.00	$1,014.83	$10.38
I	Actual	1.05%	$1,000.00	$872.00	$2.63
	Hypothetical (h)	1.05%	$1,000.00	$1,019.86	$5.33
R1	Actual	2.05%	$1,000.00	$870.00	$5.13
	Hypothetical (h)	2.05%	$1,000.00	$1,014.83	$10.38
R2	Actual	1.55%	$1,000.00	$871.00	$3.88
	Hypothetical (h)	1.55%	$1,000.00	$1,017.34	$7.86
R3	Actual	1.30%	$1,000.00	$872.00	$3.26
	Hypothetical (h)	1.30%	$1,000.00	$1,018.60	$6.60
R4	Actual	1.05%	$1,000.00	$872.00	$2.63
	Hypothetical (h)	1.05%	$1,000.00	$1,019.86	$5.33

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended August 31, 2011. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, May 26, 2011, through the period end, August 31, 2011.

4

PORTFOLIO OF INVESTMENTS

8/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
Issuer	Shares/Par	Value ($)

Aerospace - 1.2%
CAE, Inc.	55,890	$612,940
Force Protection, Inc. (a)	239,725	980,475

		$1,593,415
Apparel Manufacturers - 2.3%
Hanesbrands, Inc. (a)	58,967	$1,684,098
The Jones Group, Inc.	120,170	1,411,998

		$3,096,096
Broadcasting - 0.6%
QuinStreet, Inc. (a)	66,330	$799,940

Brokerage & Asset Managers - 3.3%
FXCM, Inc. “A”	103,830	$1,213,773
GFI Group, Inc.	333,984	1,459,510
Walter Investment Management Corp.	71,799	1,784,205

		$4,457,488
Business Services - 4.1%
CoreLogic, Inc. (a)	85,861	$980,533
Dun & Bradstreet Corp.	28,325	1,894,659
FleetCor Technologies, Inc. (a)	48,358	1,373,851
G&K Services, Inc.	47,849	1,350,299

		$5,599,342
Computer Software - 3.1%
Fair Isaac Corp.	77,682	$1,984,775
OBIC Co. Ltd.	11,820	2,218,276

		$4,203,051
Computer Software - Systems - 2.7%
DemandTec, Inc. (a)	97,470	$641,353
Ingram Micro, Inc., “A” (a)	99,569	1,776,311
NICE Systems Ltd., ADR (a)	42,529	1,327,330

		$3,744,994
Construction - 3.1%
Apogee Enterprises, Inc.	67,646	$635,196
Beacon Roofing Supply, Inc. (a)	75,377	1,398,997

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Lennox International, Inc.	44,032	$1,374,679
M/I Homes, Inc. (a)	105,058	865,678

		$4,274,550
Consumer Products - 1.0%
Prestige Brands Holdings, Inc. (a)	130,826	$1,408,996

Consumer Services - 1.0%
H&R Block, Inc.	93,265	$1,410,167

Containers - 1.0%
Greif, Inc.	5,860	$327,340
Greif, Inc., “B”	18,466	1,016,184

		$1,343,524
Electronics - 5.5%
Entegris, Inc. (a)	87,640	$659,053
Entropic Communications, Inc. (a)	151,548	680,451
Intermec, Inc. (a)	164,756	1,214,252
MaxLinear, Inc., “A” (a)	204,927	1,178,330
Monolithic Power Systems, Inc. (a)	110,042	1,389,830
Oclaro, Inc. (a)	138,488	588,574
Teradyne, Inc. (a)	105,484	1,276,356
Veeco Instruments, Inc. (a)	13,143	477,879

		$7,464,725
Energy - Independent - 5.3%
Berry Petroleum Corp.	32,517	$1,594,309
Brigham Exploration Co. (a)	36,445	1,060,550
Carrizo Oil & Gas, Inc. (a)	39,647	1,190,203
Energy Partners Ltd. (a)	118,161	1,573,905
Energy XXI (Bermuda) Ltd. (a)	21,188	568,050
Epsilon Energy Ltd. (a)	46,732	157,475
Oasis Petroleum LLC (a)	37,454	996,276
Rodinia Oil Corp. (a)	103,842	119,822

		$7,260,590
Engineering - Construction - 0.9%
Foster Wheeler AG (a)	48,625	$1,193,744

Entertainment - 1.1%
Cinemark Holdings, Inc.	69,585	$1,457,806

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 1.2%
Snyders-Lance, Inc.	71,247	$1,586,671

Gaming & Lodging - 1.3%
WMS Industries, Inc. (a)	78,855	$1,720,616

Health Maintenance Organizations - 0.5%
Molina Healthcare, Inc. (a)	34,990	$672,858

Insurance - 6.2%
Allied World Assurance Co.	25,863	$1,342,290
Aspen Insurance Holdings Ltd.	56,349	1,352,939
Everest Re Group Ltd.	17,002	1,372,061
Platinum Underwriters Holdings Ltd.	44,309	1,395,734
Symetra Financial Corp.	141,109	1,512,688
Willis Group Holdings PLC	36,540	1,429,810

		$8,405,522
Internet - 1.7%
Stamps.com, Inc.	121,504	$2,386,339

Leisure & Toys - 0.9%
Callaway Golf Co.	223,361	$1,255,289

Machinery & Tools - 7.7%
Altra Holdings, Inc. (a)	89,300	$1,385,936
Cascade Corp.	38,374	1,640,489
Charter International PLC	97,030	1,201,792
Columbus McKinnon Corp. (a)	38,740	558,631
Douglas Dynamics, Inc.	97,775	1,419,693
EnPro Industries, Inc. (a)	16,640	645,965
Herman Miller, Inc.	69,565	1,382,257
Interline Brands, Inc. (a)	92,344	1,338,988
Regal Beloit Corp.	16,480	968,859

		$10,542,610
Medical & Health Technology & Services - 7.1%
Almost Family, Inc. (a)	49,075	$970,213
Community Health Systems, Inc. (a)	47,532	967,752
Cross Country Healthcare, Inc. (a)	286,801	1,413,929
LHC Group, Inc. (a)	51,061	1,020,199
LifePoint Hospitals, Inc. (a)	36,091	1,324,540
Team Health Holdings, Inc. (a)	61,624	1,151,753
Teleflex, Inc.	24,413	1,404,236
VCA Antech, Inc. (a)	77,372	1,432,156

		$9,684,778

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.6%
TMS International Corp., “A” (a)	116,660	$859,784

Natural Gas - Distribution - 3.0%
AGL Resources, Inc.	36,797	$1,524,132
NorthWestern Corp.	34,340	1,164,469
UGI Corp.	46,171	1,374,049

		$4,062,650
Other Banks & Diversified Financials - 12.0%
Brookline Bancorp, Inc.	185,365	$1,560,773
CAI International, Inc. (a)	117,560	1,778,683
CapitalSource, Inc.	175,858	1,116,698
Cathay General Bancorp, Inc.	92,746	1,189,004
Center Financial Corp. (a)	231,465	1,277,687
CVB Financial Corp.	168,720	1,471,238
First Interstate BancSystem, Inc.	80,142	976,931
International Bancshares Corp.	97,546	1,526,595
RSC Holdings, Inc. (a)	143,324	1,140,859
Sandy Spring Bancorp, Inc.	88,228	1,442,528
ViewPoint Financial Group	116,258	1,396,259
Wintrust Financial Corp.	46,634	1,472,702

		$16,349,957
Pollution Control - 1.0%
Progressive Waste Solutions Ltd.	60,276	$1,347,771

Printing & Publishing - 0.7%
Lamar Advertising Co., “A” (a)	43,790	$915,649

Railroad & Shipping - 0.9%
Diana Shipping, Inc. (a)	131,814	$1,204,780

Real Estate - 3.0%
Capstead Mortgage Corp., REIT	114,242	$1,520,561
Cogdell Spencer, Inc., REIT	284,027	1,212,795
Entertainment Properties Trust, REIT	31,148	1,312,265

		$4,045,621
Restaurants - 2.4%
P.F. Chang’s China Bistro, Inc.	37,424	$1,127,959
Red Robin Gourmet Burgers, Inc. (a)	20,721	646,495
The Wendy’s Co.	300,532	1,463,591

		$3,238,045

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 3.7%
A. Schulman, Inc.	66,882	$1,219,928
Ferro Corp. (a)	179,570	1,503,001
Koppers Holdings, Inc.	43,146	1,433,742
Rockwood Holdings, Inc. (a)	18,398	938,298

		$5,094,969
Specialty Stores - 4.5%
American Eagle Outfitters, Inc.	114,034	$1,262,356
Ann, Inc. (a)	53,788	1,267,783
Citi Trends, Inc. (a)	1,900	22,154
Destination Maternity Corp.	97,953	1,376,240
hhgregg, Inc. (a)	97,798	1,073,822
Kirkland’s, Inc. (a)	130,620	1,209,541

		$6,211,896
Trucking - 0.9%
Landstar System, Inc.	31,944	$1,293,413

Utilities - Electric Power - 2.3%
El Paso Electric Co.	48,580	$1,680,382
Great Plains Energy, Inc.	71,467	1,397,180

		$3,077,562
Total Common Stocks (Identified Cost, $153,438,893)		$133,265,208

Money Market Funds (v) - 1.7%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value	2,297,354	$2,297,354
Total Investments (Identified Cost, $155,736,247)		$135,562,562

Other Assets, Less Liabilities - 0.5%		744,590
Net Assets - 100.0%		$136,307,152

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $153,438,893)	$133,265,208
Underlying affiliated funds, at cost and value	2,297,354
Total investments, at value (identified cost, $155,736,247)	$135,562,562
Receivables for
Fund shares sold	677,955
Interest and dividends	118,468
Total assets	$136,358,985
Liabilities
Payable to custodian	$324
Payable for fund shares reacquired	11,078
Payable to affiliates
Investment adviser	6,827
Shareholder servicing costs	4,003
Distribution and service fees	20
Payable for independent Trustees’ compensation	169
Accrued expenses and other liabilities	29,412
Total liabilities	$51,833
Net assets	$136,307,152
Net assets consist of
Paid-in capital	$155,969,288
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(20,173,847)
Accumulated net realized gain (loss) on investments and foreign currency transactions	372,934
Undistributed net investment income	138,777
Net assets	$136,307,152
Shares of beneficial interest outstanding	15,628,405

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$146,149	16,761	$8.72
Class B	99,460	11,431	8.70
Class C	87,016	10,000	8.70
Class I	135,625,117	15,550,119	8.72
Class R1	87,016	10,000	8.70
Class R2	87,954	10,094	8.71
Class R3	87,191	10,000	8.72
Class R4	87,249	10,000	8.72
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.25 [100 / 94.25 x $8.72]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Period ended 8/31/11 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$495,065
Dividends from underlying affiliated funds	886
Foreign taxes withheld	(1,546)
Total investment income	$494,405
Expenses
Management fee	$305,153
Distribution and service fees	1,023
Shareholder servicing costs	4,028
Administrative services fee	7,788
Independent Trustees’ compensation	228
Custodian fee	3,088
Shareholder communications	4,683
Auditing fees	9,835
Legal fees	806
Miscellaneous	19,131
Total expenses	$355,763
Reduction of expenses by investment adviser	(135)
Net expenses	$355,628
Net investment income	$138,777
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$373,982
Foreign currency transactions	(1,048)
Net realized gain (loss) on investments and foreign currency transactions	$372,934
Change in unrealized appreciation (depreciation)
Investments	$(20,173,685)
Translation of assets and liabilities in foreign currencies	(162)
Net unrealized gain (loss) on investments and foreign currency translation	$(20,173,847)
Net realized and unrealized gain (loss) on investments and foreign currency	$(19,800,913)
Change in net assets from operations	$(19,662,136)

(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Period ended 8/31/11 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$138,777
Net realized gain (loss) on investments and foreign currency transactions	372,934
Net unrealized gain (loss) on investments and foreign currency translation	(20,173,847)
Change in net assets from operations	$(19,662,136)
Change in net assets from fund share transactions	$155,969,288
Total change in net assets	$136,307,152
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $138,777)	$136,307,152

(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 8/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.28)
Total from investment operations	$(1.28)
Net asset value, end of period	$8.72
Total return (%) (r)(s)(t)(x)	(12.80	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)
Expenses after expense reductions (f)	1.30	(a)
Net investment income	0.14	(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$146

Class B	Period ended 8/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.28)
Total from investment operations	$(1.30)
Net asset value, end of period	$8.70
Total return (%) (r)(s)(t)(x)	(13.00	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)
Expenses after expense reductions (f)	2.05	(a)
Net investment loss	(0.64	)(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$99

See Notes to Financial Statements

13

Financial Highlights – continued

Class C	Period ended 8/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.28)
Total from investment operations	$(1.30)
Net asset value, end of period	$8.70
Total return (%) (r)(s)(t)(x)	(13.00	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)
Expenses after expense reductions (f)	2.05	(a)
Net investment loss	(0.63	)(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$87

Class I	Period ended 8/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)
Total from investment operations	$(1.28)
Net asset value, end of period	$8.72
Total return (%) (r)(s)(x)	(12.80	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)
Expenses after expense reductions (f)	1.05	(a)
Net investment income	0.41	(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$135,625

See Notes to Financial Statements

14

Financial Highlights – continued

Class R1	Period ended 8/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.28)
Total from investment operations	$(1.30)
Net asset value, end of period	$8.70
Total return (%) (r)(s)(x)	(13.00	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)
Expenses after expense reductions (f)	2.05	(a)
Net investment loss	(0.63	)(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$87

Class R2	Period ended 8/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)
Total from investment operations	$(1.29)
Net asset value, end of period	$8.71
Total return (%) (r)(s)(x)	(12.90	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)
Expenses after expense reductions (f)	1.55	(a)
Net investment loss	(0.13	)(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$88

See Notes to Financial Statements

15

Financial Highlights – continued

Class R3	Period ended 8/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.28)
Total from investment operations	$(1.28)
Net asset value, end of period	$8.72
Total return (%) (r)(s)(x)	(12.80	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)
Expenses after expense reductions (f)	1.30	(a)
Net investment income	0.12	(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$87

See Notes to Financial Statements

16

Financial Highlights – continued

Class R4	Period ended 8/31/11 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.29)
Total from investment operations	$(1.28)
Net asset value, end of period	$8.72
Total return (%) (r)(s)(x)	(12.80	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)
Expenses after expense reductions (f)	1.05	(a)
Net investment income	0.37	(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$87

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS New Discovery Value Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

18

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

19

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$133,265,208	$—	$—	$133,265,208
Mutual Funds	2,297,354	—	—	2,297,354
Total Investments	$135,562,562	$—	$—	$135,562,562

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

20

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended August 31, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The fund declared no distributions for the period ended August 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/11
Cost of investments	$155,736,247
Gross appreciation	2,177,084
Gross depreciation	(22,350,769)
Net unrealized appreciation (depreciation)	$(20,173,685)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses

21

Notes to Financial Statements (unaudited) – continued

are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

The management fee incurred for the period ended August 31, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.45%	2.20%	2.20%	1.20%	2.20%	1.70%	1.45%	1.20%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2012. For the period ended August 31, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $46 for the period ended August 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

22

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$73
Class B	0.75%	0.25%	1.00%	1.00%	257
Class C	0.75%	0.25%	1.00%	1.00%	252
Class R1	0.75%	0.25%	1.00%	1.00%	252
Class R2	0.25%	0.25%	0.50%	0.50%	126
Class R3	—	0.25%	0.25%	0.25%	63
Total Distribution and Service Fees					$1,023

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended August 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended August 31, 2011.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period ended August 31, 2011, these costs amounted to $4,028. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended August 31, 2011 was equivalent to an annual effective rate of 0.0230% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

23

Notes to Financial Statements (unaudited) – continued

compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The independent Trustees currently are not receiving any payments for their services to the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended August 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $176 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $135, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $163,890,190 and $10,825,278, respectively.

24

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 8/31/11 (c)
	Shares	Amount
Shares sold
Class A	16,761	$162,483
Class B	11,489	112,868
Class C	10,000	100,000
Class I	15,572,037	155,404,551
Class R1	10,000	100,000
Class R2	10,094	100,750
Class R3	10,000	100,000
Class R4	10,000	100,000
	15,650,381	$156,180,652
Shares reacquired
Class B	(58)	$(455)
Class I	(21,918)	(210,909)
	(21,976)	$(211,364)
Net change
Class A	16,761	$162,483
Class B	11,431	112,413
Class C	10,000	100,000
Class I	15,550,119	155,193,642
Class R1	10,000	100,000
Class R2	10,094	100,750
Class R3	10,000	100,000
Class R4	10,000	100,000
	15,628,405	$155,969,288

(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2020 Fund, and MFS Lifetime 2040 Fund were the owners of record of approximately 37%, 29%, 19%, 10%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

25

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus an agreed upon spread. The fund had no significant borrowings during the period.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	38,049,868	(35,752,514)	2,297,354

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$886	$2,297,354

26

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In February and April 2011, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Analytical Services, Inc. (“Lipper”), an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), (ii) information provided by MFS on fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2010 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of

27

Board Review of Investment Advisory Agreement – continued

various functions to be performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.

The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval. In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper (which takes into account any proposed fee reductions or expense limitations for the Fund). The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate would be higher than the Lipper expense group median and the Fund’s total expense ratio would be approximately at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s proposed advisory fee schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to

28

Board Review of Investment Advisory Agreement – continued

determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial, Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

29

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

30

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

31

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

32

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.